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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                           Investment Company Act file
                                number 811-07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 6/30/08

Item 1.  Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            HIM-QTR-1 06/08             Invesco Aim Advisors, Inc.

AIM HIGH INCOME MUNICIPAL FUND

SCHEDULE OF INVESTMENTS
June 30, 2008
(Unaudited)

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--99.86%

ALASKA--0.54%

   Alaska Industrial Development & Export Authority (Boys & Girls Home);
      Series 2007, RB (a)                                                              5.70%   12/01/17  $   1,000  $      948,620
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, RB (a)                                                              6.00%   12/01/36      3,000       2,636,850
==================================================================================================================================
                                                                                                                         3,585,470
==================================================================================================================================

ARIZONA--3.30%

   Centerra Community Facilities District; Series 2005, Unlimited Tax GO (a)           5.50%   07/15/29        376         331,436
----------------------------------------------------------------------------------------------------------------------------------
   Maricopa (County of) Industrial Development Authority (Mayo Clinic); Series
      2006, Health Care Facilities IDR (a)                                             5.00%   11/15/36      1,485       1,438,965
----------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Acclaim Charter School);
      Series 2006, Educational Facilities IDR (a)                                      5.70%   12/01/26      2,200       1,963,280
----------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Choice Education &
      Development Corp.); Series 2006, Educational Facility IDR (a)                    6.25%   06/01/26      1,000         954,890
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Educational Facility IDR (a)                                        6.38%   06/01/36      3,000       2,819,940
----------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Coral Academy Science);
      Series 2008 A, Educational Facilities IDR (a)                                    7.13%   12/01/28      2,120       2,129,879
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Educational Facilities IDR (a)                                    7.25%   12/01/38      1,100       1,105,082
----------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Desert Heights Charter
      School); Series 2003, Educational Facilities IDR (a)                             7.25%   08/01/19        830         873,243
----------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Horizon Community Learning
      Center); Series 2005, Ref. Educational Facilities IDR (a)                        5.25%   06/01/35      1,500       1,302,225
----------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
      Series 2006, Educational Facilities IDR (a)                                      6.50%   04/01/26      1,000         974,730
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Educational Facilities IDR (a)                                      6.75%   04/01/36      1,000         977,200
----------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Paradise Education Center);
      Series 2006, Ref. Educational Facilities IDR (a)                                 5.88%   06/01/22        535         498,845
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. Educational Facilities IDR (a)                                 6.00%   06/01/36        830         723,735
----------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Valley Academy); Series 2008,
      Educational Facilities IDR (a)                                                   6.50%   07/01/38      2,815       2,789,299
----------------------------------------------------------------------------------------------------------------------------------
   Pinal (County of) Electric District No. 4; Series 2008, RB (a)                      6.00%   12/01/38      1,650       1,636,223
----------------------------------------------------------------------------------------------------------------------------------
   Scottsdale (City of) Industrial Development Authority (Scottsdale Healthcare);
      Series 2001, Hospital IDR (a)(b)(c)                                              5.80%   12/01/11        500         544,640
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Ref. Hospital IDR (a)                                             5.25%   09/01/30        250         238,950
----------------------------------------------------------------------------------------------------------------------------------
   Tucson (City of) Industrial Development Authority (Arizona AgriBusiness & Equine
      Center Inc.); Series 2004 A, Educational Facilities IDR (a)                      6.13%   09/01/34        500         474,110
==================================================================================================================================
                                                                                                                        21,776,672
==================================================================================================================================

CALIFORNIA--1.54%

   Abag Finance Authority for Nonprofit Corps. (Hamlin School); Series 2007, RB (a)    5.00%   08/01/37      3,000       2,493,120
----------------------------------------------------------------------------------------------------------------------------------
   California (State of) Educational Facilities Authority (Fresno Pacific
      University); Series 2000 A, RB (a)                                               6.75%   03/01/19      1,000       1,040,750
----------------------------------------------------------------------------------------------------------------------------------
   California (State of) Educational Facilities Authority (Keck Graduate
      Institute); Series 2000, RB (a)(b)(c)                                            6.75%   06/01/10        390         422,311
----------------------------------------------------------------------------------------------------------------------------------
   California (State of) Municipal Finance Authority (American Heritage Education
      Foundation); Series 2006 A, Education RB (a)                                     5.25%   06/01/36      1,150         990,863
----------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority (Drew School);
      Series 2007, RB (a)                                                              5.30%   10/01/37        500         419,860
----------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority (Front Porch
      Communities & Services); Series 2007 A, RB (a)(d)                                5.13%   04/01/37      2,000       1,720,120
----------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority (Hospice of
      Napa Valley); Series 2004 A, RB (a)                                              7.00%   01/01/34        900         912,051
----------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority (Huntington
      Park Charter School); Series 2007 A, Educational Facilities RB (a)               5.25%   07/01/42      1,500       1,209,060
----------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority (Notre Dame de
      Namur University); Series 2003, RB (a)                                           6.50%   10/01/23      1,000         972,120
==================================================================================================================================
                                                                                                                        10,180,255
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
COLORADO--10.96%

   Antelope Heights Metropolitan District; Series 2003, Limited Tax GO (a)(b)(c)       8.00%   12/01/13  $     500  $      608,450
----------------------------------------------------------------------------------------------------------------------------------
   Arista Metropolitan District; Series 2005, Limited Tax GO (a)                       6.75%   12/01/35      2,000       1,787,280
----------------------------------------------------------------------------------------------------------------------------------
   Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO (a)               6.25%   12/01/35      1,500       1,268,655
----------------------------------------------------------------------------------------------------------------------------------
   Bradburn Metropolitan District No. 3; Series 2003, Limited Tax GO (a)               7.50%   12/01/33        500         497,985
----------------------------------------------------------------------------------------------------------------------------------
   Bromley Park Metropolitan District No. 2;
      Series 2002 B, Limited Tax GO (a)(b)(c)                                          8.05%   12/01/12        500         599,885
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003, Limited Tax GO (a)(b)(c)                                            8.05%   12/01/12        534         640,677
----------------------------------------------------------------------------------------------------------------------------------
   Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO (a)        7.00%   12/01/23         60          57,412
----------------------------------------------------------------------------------------------------------------------------------
   Castle Oaks Metropolitan District;
      Series 2005, Limited Tax GO (a)                                                  6.00%   12/01/25      1,000         877,830
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO (a)                                                  6.13%   12/01/35      1,500       1,233,900
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) E-470 Public Highway Authority; Series 2007 B1, RB (a)          5.50%   09/01/24        500         508,535
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Academy Charter
      School); Series 2000, RB (a)(b)(c)                                               7.13%   12/15/10      1,195       1,326,187
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis
      Ranch Academy); Series 2006, Charter School RB (a)(d)                            6.13%   12/15/35      3,000       2,751,300
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Brighton
      School); Series 2006, Charter School RB (a)                                      6.00%   11/01/36      1,695       1,371,933
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley
      Academy); Series 2006, Charter School RB (a)                                     5.63%   12/01/36      1,180         997,442
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Cerebral Palsy
      of Colorado); Series 2006 A, RB (a)                                              6.25%   05/01/36      3,050       2,782,057
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Community
      Leadership); Series 2008, Charter School RB (a)                                  6.25%   07/01/28        650         617,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Charter School RB (a)                                               6.50%   07/01/38      1,000         956,290
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy
      Inc.); Series 2003 A, Ref. RB (a)                                                7.00%   11/01/23        500         523,385
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Denver Science
      & Technology); Series 2004, RB (a)                                               5.00%   12/01/13        750         759,720
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Excel Academy);
      Series 2003, Charter School RB (a)(b)(c)                                         7.30%   12/01/11        555         619,497
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Knowledge
      Quest); Series 2005, Charter School RB (a)                                       6.50%   05/01/36        930         891,331
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Littleton
      Academy Building); Series 2002, Charter School RB (a)(b)(c)                      6.00%   01/15/12        500         544,455
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Monument
      Academy); Series 2007 A, Charter School RB (a)                                   5.88%   10/01/27      2,500       2,236,250
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Charter School RB (a)                                             6.00%   10/01/37      1,635       1,422,466
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (New Vision
      Charter School); Series 2008, RB (a)(d)                                          6.75%   04/01/40      1,860       1,865,654
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Northeast
      Academy); Series 2007 A, Charter School RB (a)(d)                                5.75%   05/15/37      2,580       2,237,711
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak);
      Series 2001, Charter School RB (a)(b)(c)                                         7.63%   08/15/11        500         567,655
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. & Improvement Charter School RB (INS-XL Capital Assurance
      Inc.) (a)(e)                                                                     5.25%   08/15/24        500         508,860
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Platte
      Academy); Series 2002 A, Charter School RB (a)(b)(c)                             7.25%   03/01/10        500         529,345
----------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, Charter School RB (a)(b)(c)                                       7.25%   03/01/10        500         537,540
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Union Colony
      Charter School); Series 2007, RB (a)(d)                                          5.75%   12/01/37      1,075         907,741
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (University Lab
      School); Series 2001, Charter School RB (a)(b)(c)                                6.13%   06/01/11        150         161,925
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Charter School RB (a)(b)(c)                                         6.25%   06/01/11        500         541,470
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Vail
      Christian); Series 2007, Independent School Improvement RB (a)(d)                5.50%   06/01/37      2,000       1,732,460
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Windsor
      Academy); Series 2007, Charter School RB (a)(d)                                  5.70%   05/01/37      1,600       1,367,792
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)

   Colorado (State of) Health Facilities Authority (Christian Living Communities);
      Series 2006 A, RB (a)                                                            5.25%   01/01/28  $   1,500  $    1,287,720
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Health Facilities Authority (Portercare Adventist Health);
      Series 2001, Hospital RB (a)(b)(c)                                               6.50%   11/15/11        500         555,210
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Health Facilities Authority (Valley View Hospital
      Association); Series 2008, Ref. Hospital RB (a)                                  5.75%   05/15/36      1,000         991,690
----------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Health Facilities Authority (Volunteers of America Care);
      Series 2007 A, Health & Residential Care Facilities RB (a)                       5.20%   07/01/22      1,270       1,159,485
----------------------------------------------------------------------------------------------------------------------------------
   Colorado Springs (City of)  (University Village Colorado); Series 2008 A, Tax
      Increment Allocation RB (a)                                                      7.00%   12/01/29      3,000       2,842,590
----------------------------------------------------------------------------------------------------------------------------------
   Confluence Metropolitan District; Series 2007, Tax Supported RB (a)                 5.25%   12/01/17        790         725,117
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Tax Supported RB (a)                                                5.45%   12/01/34      1,465       1,246,700
----------------------------------------------------------------------------------------------------------------------------------
   Conservatory Metropolitan District (Arapahoe County); Series 2003, Limited Tax
      GO (a)(b)(c)                                                                     7.50%   12/01/13        750         903,038
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO (a)(b)(c)                                            6.75%   12/01/13        810         947,408
----------------------------------------------------------------------------------------------------------------------------------
   Copperleaf Metropolitan District No. 2;
      Series 2006, Limited Tax GO (a)                                                  5.85%   12/01/26      1,000         822,380
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Limited Tax GO (a)                                                  5.95%   12/01/36      1,750       1,382,798
----------------------------------------------------------------------------------------------------------------------------------
   Country Club Village Metropolitan District; Series 2006, Limited Tax GO (a)         6.00%   12/01/34        600         486,342
----------------------------------------------------------------------------------------------------------------------------------
   Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB
      (a)(b)(c)                                                                        6.25%   12/01/14        500         573,695
----------------------------------------------------------------------------------------------------------------------------------
   Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO (a)                6.75%   12/01/36      3,000       2,677,560
----------------------------------------------------------------------------------------------------------------------------------
   Huntington Trails Metropolitan District; Series 2006, Limited Tax GO (a)            6.25%   12/01/36      1,000         835,090
----------------------------------------------------------------------------------------------------------------------------------
   Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO (a)              5.75%   12/01/36      1,415       1,100,403
----------------------------------------------------------------------------------------------------------------------------------
   Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO (a)                6.25%   12/01/36      1,645       1,346,383
----------------------------------------------------------------------------------------------------------------------------------
   Madre Metropolitan District No. 2; Series 2007 A, Limited Tax GO (a)                5.50%   12/01/36      1,500       1,165,785
----------------------------------------------------------------------------------------------------------------------------------
   Montrose (County of) (Homestead at Montrose Inc.); Series 2003 A, Health Care
      Facilities RB (a)                                                                5.75%   02/01/15        250         250,015
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care Facilities RB (a)                                     6.75%   02/01/22        300         304,329
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care Facilities RB (a)                                     7.00%   02/01/25        800         813,400
----------------------------------------------------------------------------------------------------------------------------------
   Murphy Creek Metropolitan District No. 3; Series 2006, Ref. & Improvement
      Limited Tax GO (a)                                                               6.13%   12/01/35      2,000       1,599,500
----------------------------------------------------------------------------------------------------------------------------------
   Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO (a)              6.13%   12/01/25      1,000         868,740
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO (a)                                                  6.25%   12/01/35      1,000         836,810
----------------------------------------------------------------------------------------------------------------------------------
   Piney Creek Village Metropolitan District; Series 2005, Limited Tax GO (a)          5.50%   12/01/35      1,200       1,015,668
----------------------------------------------------------------------------------------------------------------------------------
   Reata South Metropolitan District; Series 2007 A, Limited Tax GO (a)                7.25%   06/01/37      1,000         938,730
----------------------------------------------------------------------------------------------------------------------------------
   Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO (a)           6.50%   12/01/35      1,000         820,570
----------------------------------------------------------------------------------------------------------------------------------
   Saddle Rock (City of) South Metropolitan District No. 2 (Mill Levy Obligation);
      Series 2000, Limited Tax GO (a)(b)(c)                                            7.20%   06/01/10        500         542,910
----------------------------------------------------------------------------------------------------------------------------------
   Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO (a)           5.75%   12/01/36      1,000         777,670
----------------------------------------------------------------------------------------------------------------------------------
   Southlands Metropolitan District No. 1;
      Series 2004, Unlimited Tax GO (a)(b)(c)                                          6.75%   12/01/14        500         566,695
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Unlimited Tax GO (a)(b)(c)                                          7.13%   12/01/14        500         596,925
----------------------------------------------------------------------------------------------------------------------------------
   Table Rock Metropolitan District; Series 2003, Limited Tax GO (a)(b)(c)             7.00%   12/01/13        740         861,974
----------------------------------------------------------------------------------------------------------------------------------
   University of Northern Colorado (Auxiliary Facilities System); Series 2001, Ref.
      & Improvement RB (INS-Ambac Assurance Corp.) (a)(e)                              5.00%   06/01/23      1,000       1,010,470
----------------------------------------------------------------------------------------------------------------------------------
   Valagua Metropolitan District; Series 2008, Limited Tax GO (a)                      7.75%   12/01/37      1,000         999,440
----------------------------------------------------------------------------------------------------------------------------------
   Wyndham Hill Metropolitan District No. 2;
      Series 2005, Limited Tax GO (a)                                                  6.25%   12/01/25        750         676,755
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO (a)                                                  6.38%   12/01/35      1,000         851,020
==================================================================================================================================
                                                                                                                        72,219,090
==================================================================================================================================

DELAWARE--0.52%

   New Castle (County of) (Newark Charter School Inc.); Series 2006, RB (a)            5.00%   09/01/30      1,610       1,377,065
----------------------------------------------------------------------------------------------------------------------------------
   Sussex (County of) (Cadbury at Lewes);
      Series 2006 A, First Mortgage RB (a)                                             5.45%   01/01/16        865         834,976
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, First Mortgage RB (a)                                             5.90%   01/01/26        750         690,225
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, First Mortgage RB (a)                                             6.00%   01/01/35        600         536,364
==================================================================================================================================
                                                                                                                         3,438,630
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.93%

   District of Columbia (Children's Hospital Obligation Group); Series 2008,
      Hospital RB (a)                                                                  5.25%   07/15/38  $   1,000  $      996,980
----------------------------------------------------------------------------------------------------------------------------------
   District of Columbia Tobacco Settlement Financing Corp.;
      Series 2001, Asset-Backed RB (a)                                                 6.25%   05/15/24        405         403,753
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Asset-Backed RB (a)                                                 6.50%   05/15/33      1,785       1,709,869
----------------------------------------------------------------------------------------------------------------------------------
   District of Columbia; Series 1998, RB (INS-Financial Security Assurance Inc.)
      (a)(e)                                                                           5.00%   08/15/38      3,000       3,023,880
==================================================================================================================================
                                                                                                                         6,134,482
==================================================================================================================================

FLORIDA--5.70%

   Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007 A, IDR
      (a)                                                                              5.88%   11/15/36      3,000       2,658,990
----------------------------------------------------------------------------------------------------------------------------------
   Concorde Estates Community Development District; Series 2004 B, Capital
      Improvement RB (a)                                                               5.00%   05/01/11        300         286,959
----------------------------------------------------------------------------------------------------------------------------------
   Cory Lakes Community Development District; Series 2001 A, Special Assessment RB
      (a)                                                                              8.38%   05/01/17        365         391,514
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Special Assessment RB (a)                                         8.38%   05/01/17        185         198,438
----------------------------------------------------------------------------------------------------------------------------------
   Cypress Lakes Community Development District; Series 2004 A, Special Assessment
      RB (a)                                                                           6.00%   05/01/34        550         539,682
----------------------------------------------------------------------------------------------------------------------------------
   East Homestead Community Development District; Series 2005, Special Assessment
      RB (a)                                                                           5.45%   11/01/36        775         605,585
----------------------------------------------------------------------------------------------------------------------------------
   Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.);
      Series 2006 A, RB (a)                                                            6.00%   05/15/36      2,130       1,857,381
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB (a)                                                            6.13%   05/15/37      1,855       1,645,385
----------------------------------------------------------------------------------------------------------------------------------
   Gramercy Farms Community Development District; Series 2007 B, Special Assessment
      RB (a)                                                                           5.10%   05/01/14      1,000         887,470
----------------------------------------------------------------------------------------------------------------------------------
   Islands at Doral Southwest Community Development District; Series 2003, Special
      Assessment RB (a)(b)(c)                                                          6.38%   05/01/13        500         561,990
----------------------------------------------------------------------------------------------------------------------------------
   Jacksonville (City of) Economic Development Commission (Mayo Clinic);
      Series 2006, Health Care Facilities RB (a)                                       5.00%   11/15/36      2,500       2,422,500
----------------------------------------------------------------------------------------------------------------------------------
   Lakeland (City of) (Retirement Community);
      Series 2008, Ref. First Mortgage RB (a)                                          6.25%   01/01/28        500         497,770
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Ref. First Mortgage RB (a)                                          6.38%   01/01/43      1,500       1,500,555
----------------------------------------------------------------------------------------------------------------------------------
   Lee (County of) Industrial Development Authority (Cypress Cove at HealthPark);
      Series 2002 A, Health Care Facilities IDR (a)                                    6.75%   10/01/32      1,250       1,258,312
----------------------------------------------------------------------------------------------------------------------------------
   Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
      Series 2001 A, Hospital RB (a)                                                   6.70%   11/15/19      1,000       1,021,220
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. Hospital RB (a)                                                6.75%   11/15/29        500         504,705
----------------------------------------------------------------------------------------------------------------------------------
   Miami-Dade (County of) Educational Facilities Authority (University of Miami);
      Series 2008 A, RB (a)                                                            5.50%   04/01/38      2,000       2,011,080
----------------------------------------------------------------------------------------------------------------------------------
   Midtown Miami Community Development District; Series 2004 A, Special Assessment
      RB (a)                                                                           6.00%   05/01/24        985         901,620
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Special Assessment RB (a)                                         6.25%   05/01/37      1,000         904,630
----------------------------------------------------------------------------------------------------------------------------------
   Mount Dora (City of) Health Facilities Authority (Waterman Village); Series
      2004 A, Ref. RB (a)                                                              5.75%   08/15/18        750         706,298
----------------------------------------------------------------------------------------------------------------------------------
   Orange (County of) Health Facilities Authority (Adventist Health System);
      Series 2002, Hospital RB (a)(b)(c)                                               5.63%   11/15/12      1,065       1,167,283
----------------------------------------------------------------------------------------------------------------------------------
   Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
      Series 2005, Ref. Health Care Facilities RB (a)                                  5.38%   07/01/20      1,100         999,669
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. Health Care Facilities RB (a)                                  5.70%   07/01/26      1,000         899,490
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, First Mortgage RB (a)                                               5.50%   07/01/32      1,000         852,970
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, First Mortgage RB (a)                                               5.50%   07/01/38      1,000         835,080
----------------------------------------------------------------------------------------------------------------------------------
   Orlando (City of)  Urban Community Development District; Series 2001 A, Capital
      Improvement Special Assessment RB (a)(b)(c)                                      6.95%   05/01/11        900         989,748
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Capital Improvement Special Assessment RB (a)                       6.25%   05/01/34      1,000         897,190
----------------------------------------------------------------------------------------------------------------------------------
   Poinciana Community Development District; Series 2000 A, Special Assessment RB
      (a)                                                                              7.13%   05/01/31        800         804,112
----------------------------------------------------------------------------------------------------------------------------------
   Port St. Lucie (City of) Southwest Annexation District No. 1; Series 2001 B,
      Special Assessment RB (INS-MBIA Insurance Corp.) (a)(e)                          5.00%   07/01/40      2,000       1,984,200
----------------------------------------------------------------------------------------------------------------------------------
   Reunion East Community Development District; Series 2002 A, Special Assessment RB
      (a)                                                                              7.38%   05/01/33      1,000       1,031,310
----------------------------------------------------------------------------------------------------------------------------------
   Sarasota (County of) Health Facility Authority (Village on the Isle);
      Series 2007, Ref. Retirement Facilities RB (a)                                   5.00%   01/01/17      1,500       1,397,910
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. Retirement Facilities RB (a)                                   5.50%   01/01/27      1,500       1,358,580
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. Retirement Facilities RB (a)                                   5.50%   01/01/32      1,500       1,313,220
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--(CONTINUED)

   St. Johns (County of) Industrial Development Authority (Glenmoor);
      Series 2006 A, Health Care IDR (a)                                               5.25%   01/01/26  $   1,000  $      857,390
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Health Care IDR (a)                                               5.38%   01/01/40      1,000         797,060
==================================================================================================================================
                                                                                                                        37,547,296
==================================================================================================================================

GEORGIA-1.52%

   Atlanta (City of) (Atlantic Station);
      Series 2001, Tax Allocation RB (a)(b)(c)                                         7.75%   12/01/11        650         722,319
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Tax Allocation RB (a)(b)(c)                                         7.90%   12/01/11        750         868,695
----------------------------------------------------------------------------------------------------------------------------------
   Atlanta (City of) (Eastside);
      Series 2005 B, Tax Allocation RB (a)                                             5.40%   01/01/20      1,000         945,500
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 B, Tax Allocation RB (a)                                             5.60%   01/01/30      2,000       1,792,420
----------------------------------------------------------------------------------------------------------------------------------
   Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (a)             5.50%   01/01/31        730         648,641
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) (Canterbury Court);
      Series 2004 A, Residential Care Facilities RB (a)                                6.13%   02/15/26        500         471,950
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Residential Care Facilities RB (a)                                6.13%   02/15/34        200         183,142
----------------------------------------------------------------------------------------------------------------------------------
   Maine Street Natural Gas Inc. Series 2008 A, RB (a)                                 6.25%   07/15/33      1,000         991,230
----------------------------------------------------------------------------------------------------------------------------------
   Rockdale (County of) Development Authority (Visy Paper);
      Series 2007 A, RB (a)(f)                                                         6.13%   01/01/34      3,500       3,386,145
==================================================================================================================================
                                                                                                                        10,010,042
==================================================================================================================================

IDAHO--0.11%

   Idaho (State of) Housing & Finance Association (Liberty Charter School);
      Series 2008 A, Nonprofit Facilities RB (a)                                       6.00%   06/01/38        750         737,670
==================================================================================================================================

ILLINOIS--9.51%

   Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A, Ref.
      Tax Increment Allocation RB (a)                                                  5.70%   05/01/36      1,000         876,630
----------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of) (Chatham Ridge Redevelopment); Series 2002, Tax Increment
      Allocation RB (a)                                                                5.95%   12/15/12        275         275,256
----------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Tax Increment Allocation RB (a)                                     6.05%   12/15/13        475         475,964
----------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of) (Lake Shore East); Series 2003, Special Assessment RB (a)         6.63%   12/01/22        500         504,895
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003, Special Assessment RB (a)                                           6.75%   12/01/32        500         503,190
----------------------------------------------------------------------------------------------------------------------------------
   Du Page (County of) Special Service Area No. 31 (Monarch Landing);
      Series 2006, Special Tax RB (a)                                                  5.40%   03/01/16        250         240,050
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Special Tax RB (a)                                                  5.63%   03/01/36      1,250       1,063,037
----------------------------------------------------------------------------------------------------------------------------------
   Hillside (City of) (Mannheim Redevelopment);
      Series 2008, Senior Lien Tax Increment Allocation RB (a)                         6.55%   01/01/20      1,000         990,150
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Senior Lien Tax Increment Allocation RB (a)                         7.00%   01/01/28      5,000       4,935,150
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Beacon Hill);
      Series 2005 A, Ref. RB (a)                                                       5.15%   02/15/13        655         639,863
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. RB (a)                                                       5.25%   02/15/14        300         292,434
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. RB (a)                                                       5.35%   02/15/15        225         217,967
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Central Baptist Village);
      Series 2007, RB (a)                                                              5.38%   11/15/27      1,000         864,320
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, RB (a)                                                              5.38%   11/15/39      1,600       1,282,336
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Children's Memorial Hospital);
      Series 2008, RB (a)                                                              5.25%   08/15/47      1,500       1,503,405
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Clare Oaks); Series 2006 A, RB (a)           6.00%   11/15/27      1,000         927,120
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB (a)                                                            6.00%   11/15/39      3,500       3,119,900
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Fairview Obligation Group);
      Series 2008 A, RB (a)                                                            6.13%   08/15/28      1,000         937,910
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB (a)                                                            6.25%   08/15/35      1,000         942,200
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB (a)                                                            6.25%   08/15/40      1,000         916,950
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Luther Oaks);
      Series 2006 A, RB (a)                                                            5.70%   08/15/28        500         443,880
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB (a)                                                            6.00%   08/15/26        850         794,342
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB (a)                                                            6.00%   08/15/39      1,460       1,310,394
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

   Illinois (State of) Finance Authority (Monarch Landing Inc.) Series 2007, RB (a)    7.00%   12/01/27  $   2,000  $    2,008,720
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility);
      Series 2007 A, RB (a)                                                            5.63%   11/15/17      1,345       1,305,847
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB (a)                                                            6.00%   11/15/27      2,000       1,864,500
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB (a)                                                            6.00%   11/15/37      4,000       3,602,040
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Smith Village);
      Series 2005 A, RB (a)                                                            5.70%   11/15/20        500         463,620
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, RB (a)                                                            6.13%   11/15/25      1,000         936,530
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, RB (a)                                                            6.25%   11/15/35      3,000       2,756,070
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series
      2005 A, RB (a)                                                                   6.00%   05/15/37      3,200       2,846,624
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Three Crowns Park Plaza);
      Series 2006 A, RB (a)                                                            5.88%   02/15/26      1,000         917,250
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB (a)                                                            5.88%   02/15/38      1,500       1,313,340
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Bethesda Home & Retirement
      Center); Series 1999 A, RB (a)                                                   6.25%   09/01/14        500         503,725
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Lutheran Senior Ministries
      Obligation); Series 2001 A, RB (a)(b)(c)                                         7.38%   08/15/11      1,000       1,129,860
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Swedish-American Hospital);
      Series 2000, RB (a)(b)(c)                                                        6.88%   05/15/10        685         734,190
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Villa St. Benedict); Series
      2003 A-1, RB (a)                                                                 6.90%   11/15/33      2,000       1,718,600
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority; Series 2003 A, RB (a)              7.00%   11/15/32        800         814,016
----------------------------------------------------------------------------------------------------------------------------------
   Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook);
      Series 2004, Special Tax RB (a)                                                  5.00%   03/01/11        385         380,769
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Special Tax RB (a)                                                  6.25%   03/01/34        750         715,432
----------------------------------------------------------------------------------------------------------------------------------
   Lombard (City of) Public Facilities Corp. (Lombard Conference Center & Hotel);
      Series 2005 A-1, First Tier RB (a)                                               6.38%   01/01/15        750         733,695
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A-1, First Tier RB (a)                                               7.13%   01/01/36      2,500       2,527,425
----------------------------------------------------------------------------------------------------------------------------------
   Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB
      (a)                                                                              5.75%   12/30/25      2,000       1,776,900
----------------------------------------------------------------------------------------------------------------------------------
   Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series
      2002 A, Dedicated State Tax RB (INS-MBIA Insurance Corp.) (a)(e)                 5.00%   12/15/28      1,250       1,260,312
----------------------------------------------------------------------------------------------------------------------------------
   Southwestern Illinois Development Authority (City of Collinsville Limited
      Incremental Sales Tax); Series 2007, RB (a)                                      5.35%   03/01/31      1,000         901,090
----------------------------------------------------------------------------------------------------------------------------------
   Southwestern Illinois Development Authority (Eden Retirement Center Inc.);
      Series 2006, Senior Care Facility RB (a)                                         5.50%   12/01/26        800         703,456
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Care Facility RB (a)                                         5.85%   12/01/36      3,000       2,675,610
----------------------------------------------------------------------------------------------------------------------------------
   St. Charles (City of);
      Series 2008, Incremental Sales Tax RB (a)(g)                                     6.95%   01/01/21      2,000       2,002,060
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Incremental Sales Tax RB (a)(g)                                     6.95%   01/01/25      2,000       1,988,600
==================================================================================================================================
                                                                                                                        62,637,624
==================================================================================================================================

INDIANA--0.86%

   Indiana (State of) Health & Educational Facilities Financing Authority
      (Community Foundation Northwest Indiana);
      Series 2007, Hospital RB (a)                                                     5.50%   03/01/27      3,000       2,829,480
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Hospital RB (a)                                                     5.50%   03/01/37      1,000         869,490
----------------------------------------------------------------------------------------------------------------------------------
   Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR (a)    5.75%   08/01/21      1,000       1,002,830
----------------------------------------------------------------------------------------------------------------------------------
   St. Joseph (County of) (Holy Cross Village Notre Dame); Series 2006 A, Economic
      Development RB (a)                                                               6.00%   05/15/26      1,015         949,015
==================================================================================================================================
                                                                                                                         5,650,815
==================================================================================================================================

IOWA--2.26%

   Des Moines (City of) (Luther Park Apartments Inc.); Series 2004, Senior Housing
      RB (a)                                                                           6.00%   12/01/23        500         468,690
----------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Bethany Life Communities);
      Series 2006 A, Ref. Senior Housing RB (a)                                        5.45%   11/01/26        345         301,206
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Ref. Senior Housing RB (a)                                        5.55%   11/01/41        795         658,419
----------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Boys & Girls); Series 2007, Community
      Provider RB (a)                                                                  5.80%   12/01/22      1,000         932,140
----------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A, Retirement
      Community RB (a)                                                                 6.13%   11/15/32        500         471,935
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
IOWA--(CONTINUED)

   Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC);
      Series 2007 A, Senior Housing RB (a)                                             5.50%   12/01/32  $   2,000  $    1,678,720
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Senior Housing RB (a)                                             5.63%   12/01/45      3,000       2,469,540
----------------------------------------------------------------------------------------------------------------------------------
   Marion (City of) (Village Place at Marion);
      Series 2005 A, MFH RB (a)                                                        5.65%   09/01/25        155         140,211
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, MFH RB (a)                                                        6.00%   09/01/35        400         360,316
----------------------------------------------------------------------------------------------------------------------------------
   Polk (County of) (Luther Park Health Center Inc.);
      Series 2003, Health Care Facilities RB (a)(b)(c)                                 6.50%   10/01/08        750         770,745
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Health Care Facilities RB (a)                                       6.00%   10/01/24        290         271,544
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Health Care Facilities RB (a)                                       6.15%   10/01/36        600         545,748
----------------------------------------------------------------------------------------------------------------------------------
   Scott (County of) (Ridgecrest Village);
      Series 2000 A, RB (a)(b)(c)                                                      7.25%   11/15/10        750         828,945
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. RB (a)                                                         4.75%   11/15/12        750         744,998
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. RB (a)                                                         5.63%   11/15/18      2,000       1,986,680
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. RB (a)                                                         5.25%   11/15/21      1,000         910,210
----------------------------------------------------------------------------------------------------------------------------------
   Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior
      Housing RB (a)                                                                   5.60%   12/01/36      1,615       1,365,240
==================================================================================================================================
                                                                                                                        14,905,287
==================================================================================================================================

KANSAS--2.50%

   Hutchinson (City of) (Wesley Towers, Inc.); Series 1999 A, Ref. & Improvement
      Health Care Facilities RB (a)                                                    6.25%   11/15/19        750         742,425
----------------------------------------------------------------------------------------------------------------------------------
   Labette (County of);
      Series 2007 A, Ref. & Improvement Hospital RB (a)                                5.75%   09/01/29      1,000         941,640
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Ref. & Improvement Hospital RB (a)                                5.75%   09/01/37      1,100       1,026,509
----------------------------------------------------------------------------------------------------------------------------------
   Lenexa (City of); Series 2007, Ref. & Improvement Health Care Facilities RB (a)     5.38%   05/15/27      1,000         872,720
----------------------------------------------------------------------------------------------------------------------------------
   Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior Living
      Facility RB (a)                                                                  5.60%   05/15/28      1,500       1,322,310
----------------------------------------------------------------------------------------------------------------------------------
   Olathe (City of) (Catholic Care Campus Inc.);
      Series 2006 A, Senior Living Facility RB (a)                                     6.00%   11/15/26      1,000         959,660
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Senior Living Facility RB (a)                                     6.00%   11/15/38      2,000       1,832,340
----------------------------------------------------------------------------------------------------------------------------------
   Olathe (City of) (West Village Center);
      Series 2007, Special Obligation Tax Increment Allocation RB (a)                  5.30%   09/01/17        500         494,070
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Special Obligation Tax Increment Allocation RB (a)                  5.45%   09/01/22      1,160       1,102,232
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Special Obligation Tax Increment Allocation RB (a)                  5.50%   09/01/26      1,000         920,660
----------------------------------------------------------------------------------------------------------------------------------
   Overland Park Development Corp. (Overland Park Convention Center Hotel); Series
      2001 A, First Tier RB (a)(b)(c)                                                  7.38%   01/01/11      1,500       1,665,330
----------------------------------------------------------------------------------------------------------------------------------
   Overland Park Transportation Development District (Grass Creek); Series 2006,
      Special Assessment RB (a)                                                        5.13%   09/01/28      1,565       1,345,336
----------------------------------------------------------------------------------------------------------------------------------
   Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special
      Obligation Tax Increment Allocation RB (a)                                       5.75%   08/01/24        920         882,234
----------------------------------------------------------------------------------------------------------------------------------
   Roeland Park (City of) Transportation Development District (TDD #1);
      Series 2005, Sales Tax RB (a)                                                    5.75%   12/01/25        445         424,508
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Sales Tax RB (a)                                                  5.88%   12/01/09         25          25,632
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Sales Tax RB (a)                                                  5.88%   12/01/25        985         953,165
----------------------------------------------------------------------------------------------------------------------------------
   Roeland Park (City of) Transportation Development District (TDD #2); Series 2006
      B, Sales Tax RB (a)                                                              5.88%   12/01/25      1,000         967,680
==================================================================================================================================
                                                                                                                        16,478,451
==================================================================================================================================

KENTUCKY--0.91%

   Ewing (City of) Kentucky Area Development Districts Financing Trust; Series
      2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) (h)(i)          1.52%   06/01/33      1,941       1,941,000
----------------------------------------------------------------------------------------------------------------------------------
   Louisville & Jefferson (Counties of) Metropolitan Government (Jewish Hospital
      St. Mary's Healthcare); Series 2008, Health Care Facilities RB (a)               6.13%   02/01/37      4,000       4,027,680
==================================================================================================================================
                                                                                                                         5,968,680
==================================================================================================================================

LOUISIANA--0.23%

   Louisiana (State of) Local Government Environmental Facilities & Community
      Development Authority Series 2007, RB (a)                                        6.75%   11/01/32      1,500       1,501,155
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.08%

   Maine (State of) Turnpike Authority; Series 2003, Turnpike RB (INS-Ambac
      Assurance Corp.) (a)(e)                                                          5.00%   07/01/33  $     500  $      504,835
==================================================================================================================================

MARYLAND--1.26%

   Annapolis (City of) (Park Place); Series 2005 A, Special Obligations RB (a)         5.35%   07/01/34      2,000       1,696,660
----------------------------------------------------------------------------------------------------------------------------------
   Anne Arundel (County of) (Parole Town Center); Series 2002, Tax Increment
      Allocation Financing RB (a)                                                      5.00%   07/01/12        200         202,348
----------------------------------------------------------------------------------------------------------------------------------
   Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation RB (a)      7.00%   07/01/33        968         992,945
----------------------------------------------------------------------------------------------------------------------------------
   Howard (County of); Series 2000 A, Retirement Community RB (a)(b)(c)                7.88%   05/15/10        780         875,527
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority (Medstar
      Health); Series 2004, Ref. RB (a)                                                5.50%   08/15/33      1,250       1,243,175
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority (University
      of Maryland Medical System); Series 2000, RB (a)(b)(c)                           6.75%   07/01/10      1,000       1,086,990
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority (Washington
      County Hospital);
      Series 2008, RB (a)                                                              5.75%   01/01/38        500         474,875
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB (a)                                                              6.00%   01/01/43        750         731,872
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Industrial Development Finance Authority (Our Lady of Good
      Counsel High School Facility); Series 2005 A, Economic Development IDR (a)       6.00%   05/01/35      1,000         992,650
==================================================================================================================================
                                                                                                                         8,297,042
==================================================================================================================================

MASSACHUSETTS--1.03%

   Massachusetts (State of) Development Finance Agency (Briarwood); Series 2001 B,
      RB (a)(b)(c)                                                                     7.50%   12/01/10        500         556,830
----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.);
      Series 2007 A, Facilities RB (a)                                                 5.00%   11/15/14      1,000         946,840
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Facilities RB (a)                                                 5.50%   11/15/27      1,680       1,480,265
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Facilities RB (a)                                                 5.75%   11/15/35      1,000         874,710
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Facilities RB (a)                                                 5.75%   11/15/42      1,000         856,340
----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Reeds Landing - Accredited
      Investors); Series 2006, Ref. First Mortgage RB (a)                              5.75%   10/01/31      1,900       1,596,608
----------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Health & Educational Facilities Authority (Christopher
      House, Inc.); Series 1999 A, Ref. RB (a)                                         6.88%   01/01/29        500         500,460
==================================================================================================================================
                                                                                                                         6,812,053
==================================================================================================================================

MICHIGAN--1.55%

   Advanced Technology Academy Public School Academy; Series 2008, RB (a)              6.00%   11/01/37      1,000         976,980
----------------------------------------------------------------------------------------------------------------------------------
   Chandler Park Academy; Series 2005, Public School Academy RB (a)                    5.13%   11/01/30      1,050         908,733
----------------------------------------------------------------------------------------------------------------------------------
   Detroit (City of) Community High School;
      Series 2005, Public School Academy RB (a)                                        5.65%   11/01/25      1,485       1,310,424
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Public School Academy RB (a)                                        5.75%   11/01/30      1,000         863,250
----------------------------------------------------------------------------------------------------------------------------------
   Gaylord (City of) Hospital Finance Authority (Otsego Memorial Hospital
      Association); Series 2004, Ref. Limited Obligation RB (a)                        6.50%   01/01/31        700         674,807
----------------------------------------------------------------------------------------------------------------------------------
   Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.);
      Series 1999, Ref. RB (a)                                                         5.88%   10/01/16        920         916,936
----------------------------------------------------------------------------------------------------------------------------------
   Kent (County of) Hospital Finance Authority (Metropolitan Hospital); Series 2005
      A, RB (a)                                                                        5.75%   07/01/25        500         470,565
----------------------------------------------------------------------------------------------------------------------------------
   Mecosta (County of) General Hospital; Series 1999, Ref. Unlimited Tax GO (a)        6.00%   05/15/18        500         495,740
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Hospital Finance Authority (Presbyterian Village);
      Series 2005, Ref. RB (a)                                                         4.88%   11/15/16        685         620,514
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. RB (a)                                                         5.25%   11/15/25        450         388,121
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. RB (a)                                                         5.50%   11/15/35        750         634,020
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Municipal Bond Authority (YMCA Service Learning Academy);
      Series 2001, Public School Academy Facilities Program RB (a)                     7.63%   10/01/21        700         723,359
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Public School Academy Facilities Program RB (a)                     7.75%   10/01/31        500         513,940
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series
      2001 C, Ref. Limited Obligation PCR (a)                                          5.45%   09/01/29        725         728,487
==================================================================================================================================
                                                                                                                        10,225,876
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--10.51%

   Apple Valley (City of) Economic Development Authority (Evercare Senior Living
      LLC); Series 2005 A, Health Care RB (a)                                          6.13%   06/01/35  $   2,240  $    2,098,701
----------------------------------------------------------------------------------------------------------------------------------
   Becker (City of) (Shepherd of Grace);
      Series 2006, Senior Housing RB (a)                                               5.75%   05/01/24        715         675,539
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Housing RB (a)                                               5.88%   05/01/29      1,000         936,450
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Housing RB (a)                                               5.88%   05/01/33      1,000         920,840
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Housing RB (a)                                               5.88%   05/01/41        740         669,915
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Housing RB (a)                                               6.00%   05/01/41      1,000         924,150
----------------------------------------------------------------------------------------------------------------------------------
   Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care &
      Housing Facilities RB (a)                                                        5.70%   04/01/36      1,500       1,339,995
----------------------------------------------------------------------------------------------------------------------------------
   Chippewa (County of) (Montevideo Hospital);
      Series 2007, RB (a)                                                              5.50%   03/01/27      1,000         903,160
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, RB (a)                                                              5.50%   03/01/37      2,000       1,726,280
----------------------------------------------------------------------------------------------------------------------------------
   Cloquet (City of) (HADC Cloquet LLC); Series 2005 A, Ref. Housing Facilities RB
      (a)                                                                              5.88%   08/01/35        865         796,267
----------------------------------------------------------------------------------------------------------------------------------
   Cold Spring (City of) (Assumption Home, Inc.);
      Series 2005, Nursing Home & Senior Housing RB (a)                                5.50%   03/01/25        425         395,361
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Nursing Home & Senior Housing RB (a)                                5.75%   03/01/35        600         548,928
----------------------------------------------------------------------------------------------------------------------------------
   Dakota (County of) Community Development Agency (River Heights Assisted Living);
      Series 2007 A, Ref. MFH RB (a)                                                   5.30%   11/01/30      2,330       1,927,283
----------------------------------------------------------------------------------------------------------------------------------
   Edina (City of) (Volunteers of America Care Centers);
      Series 2002 A, Health Care Facilities RB (a)                                     6.63%   12/01/22        250         254,615
----------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, Health Care Facilities RB (a)                                     6.63%   12/01/30        250         250,788
----------------------------------------------------------------------------------------------------------------------------------
   Eveleth (City of) (Manor House Woodland);
      Series 2006 A-1, Senior Housing MFH RB (a)                                       5.50%   10/01/25        510         466,140
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A-1, Senior Housing MFH RB (a)                                       5.70%   10/01/36      3,000       2,575,410
----------------------------------------------------------------------------------------------------------------------------------
   Fairmont (City of) (Goldfinch Estates-Governmental and Educational Assistance
      Corp.);
      Series 2002 A-1, Housing Facilities RB (a)                                       7.25%   04/01/22        915         933,895
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Housing Facilities RB (a)                                         6.25%   10/01/25      2,500       2,396,700
----------------------------------------------------------------------------------------------------------------------------------
   Falcon Heights (City of) (Kaleidoscope Charter School);
      Series 2007 A, Lease RB (a)                                                      6.00%   11/01/27        400         371,280
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Lease RB (a)                                                      6.00%   11/01/37        550         490,836
----------------------------------------------------------------------------------------------------------------------------------
   Glencoe (City of) (Glencoe Regional Health Services);
      Series 2001, Health Care Facilities RB (a)(b)(c)                                 7.40%   04/01/11        250         278,223
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Health Care Facilities RB (a)(b)(c)                                 7.50%   04/01/11        500         557,745
----------------------------------------------------------------------------------------------------------------------------------
   Hopkins (City of) Housing & Redevelopment Authority (Excelsior Crossings);
      Series 2008, Tax Increment Allocation RB (a)                                     5.60%   02/01/28        250         245,528
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Tax Increment Allocation RB (a)                                     5.65%   02/01/30        280         274,952
----------------------------------------------------------------------------------------------------------------------------------
   Inver Grove Heights (City of) (Presbyterian Homes Bloomington Care Center,
      Inc.); Series 2006, Ref. Nursing Home RB (a)                                     5.50%   10/01/33      1,425       1,362,186
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. Nursing Home RB (a)                                            5.50%   10/01/41        650         610,896
----------------------------------------------------------------------------------------------------------------------------------
   Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2007, Health Care
      System RB (a)                                                                    5.25%   05/01/37      1,000         971,010
----------------------------------------------------------------------------------------------------------------------------------
   Maplewood (City of) (Volunteers of America Care Center);
      Series 2005 A, Ref. Health Care Facilities RB (a)                                5.00%   10/01/13        775         751,796
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Health Care Facilities RB (a)                                5.25%   10/01/19      1,250       1,178,362
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Health Care Facilities RB (a)                                5.38%   10/01/24      2,500       2,281,325
----------------------------------------------------------------------------------------------------------------------------------
   Meeker (County of) (Memorial Hospital); Series 2007, Hospital Facilities RB (a)     5.75%   11/01/37      1,000         929,260
----------------------------------------------------------------------------------------------------------------------------------
   Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB (a)    5.35%   02/01/30      1,450       1,286,237
----------------------------------------------------------------------------------------------------------------------------------
   Minneapolis (City of) (Shelter Care Foundation); Series 1999 A, Health Care
      Facilities RB (a)(b)(c)                                                          6.00%   04/01/09        295         304,502
----------------------------------------------------------------------------------------------------------------------------------
   Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax
      Increment Allocation RB (a)                                                      5.75%   02/01/27        605         564,120
----------------------------------------------------------------------------------------------------------------------------------
   Monticello (City of) (FiberNet Monticello); Series 2008, Telecommunications RB
      (a)                                                                              6.75%   06/01/31      2,000       1,922,040
----------------------------------------------------------------------------------------------------------------------------------
   Moorhead (City of) (Sheyenne Crossing); Series 2006, Senior Housing RB (a)          5.65%   04/01/29      2,355       2,175,243
----------------------------------------------------------------------------------------------------------------------------------
   North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.);
      Series 2007, Senior Housing RB (a)                                               6.13%   10/01/39      1,000         950,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Senior Housing RB (a)                                               6.25%   10/01/47      2,000       1,941,760
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Senior Housing RB (a)                                               6.50%   10/01/47      1,000       1,000,210
----------------------------------------------------------------------------------------------------------------------------------
   Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing
      Program); Series 2005 A, Ref. Governmental Housing RB (a)                        5.35%   07/01/15         70          69,336
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Governmental Housing RB (a)                                  6.20%   07/01/30      2,000       1,925,980
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--(CONTINUED)

   Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB (a)            6.00%   04/01/24  $   1,000  $      975,540
----------------------------------------------------------------------------------------------------------------------------------
   Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB (a)            5.25%   06/01/26      2,000       1,814,140
----------------------------------------------------------------------------------------------------------------------------------
   Owatonna (City of) (Senior Living): Series 2006 A, Senior Housing RB (a)            5.80%   10/01/29        800         749,592
----------------------------------------------------------------------------------------------------------------------------------
   Park Rapids (City of) (CDL Homes LLC); Series 2006, Housing & Health Facilities
      RB (a)                                                                           5.40%   08/01/36        650         559,617
----------------------------------------------------------------------------------------------------------------------------------
   Pine City (City of) (Lakes International Language Academy);
      Series 2006 A, Lease RB (a)                                                      6.00%   05/01/26        480         449,779
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Lease RB (a)                                                      6.25%   05/01/35        550         496,331
----------------------------------------------------------------------------------------------------------------------------------
   Ramsey (City of) (Pact Charter School);
      Series 2004 A, Lease RB (a)                                                      6.50%   12/01/22        925         937,201
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Lease RB (a)                                                      6.75%   12/01/33        150         150,672
----------------------------------------------------------------------------------------------------------------------------------
   Rochester (City of) (Mayo Clinic); Series 2006, Health Care Facilities RB (a)       5.00%   11/15/36      2,760       2,714,626
----------------------------------------------------------------------------------------------------------------------------------
   Rochester (City of) (Samaritan Bethany Inc.);
      Series 2003 A, Health Care & Housing RB (a)                                      5.38%   08/01/12        165         164,413
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care & Housing RB (a)                                      5.50%   08/01/13        195         193,500
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care & Housing RB (a)                                      6.25%   08/01/19      1,100       1,093,422
----------------------------------------------------------------------------------------------------------------------------------
   Shakopee (City of) (St. Francis Regional Medical Center); Series 2004, Health
      Care Facilities RB (a)                                                           5.25%   09/01/34        500         455,055
----------------------------------------------------------------------------------------------------------------------------------
   St. Cloud (City of) Housing & Redevelopment Authority (Sterling Heights
      Apartments);
      Series 2002, MFH RB (a)(f)                                                       7.00%   10/01/23        495         457,261
----------------------------------------------------------------------------------------------------------------------------------
      Series 2002, MFH RB (a)(f)                                                       7.45%   10/01/32        155         145,044
----------------------------------------------------------------------------------------------------------------------------------
   St. Louis Park (City of) (Roitenberg Family Assisted Living Residence); Series
      2006, Ref. RB (a)                                                                5.63%   08/15/33      1,630       1,425,745
----------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (Community of Peace
      Academy); Series 2001 A, Lease RB (a)(b)(c)                                      7.38%   12/01/10        900       1,008,063
----------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
      Series 2006 A, Lease RB (a)                                                      5.75%   09/01/26        300         273,945
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Lease RB (a)                                                      6.00%   09/01/36        390         353,075
----------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter
      School); Series 2002 A, Lease RB (a)                                             7.50%   12/01/31        890         909,633
----------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller);
      Series 2007 A, RB (a)                                                            5.05%   10/01/27      1,750       1,505,700
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB (a)                                                            5.15%   10/01/42        275         224,529
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB (a)                                                            5.25%   10/01/42      1,000         832,030
----------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Port Authority (Radisson Kellogg); Series 1999 2, Hotel
      Facility RB (a)(b)(c)                                                            7.38%   08/01/08      1,225       1,267,507
----------------------------------------------------------------------------------------------------------------------------------
   Vadnais Heights (City of) (Agriculture & Food Sciences);
      Series 2004 A, Lease RB (a)                                                      6.38%   12/01/24        900         850,563
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Lease RB (a)                                                      6.60%   12/01/34        275         256,363
----------------------------------------------------------------------------------------------------------------------------------
   Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury);
      Series 2007 A, Health Care & Housing RB (a)                                      5.00%   12/01/14      1,000         980,350
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care & Housing RB (a)                                      5.55%   12/01/27      1,000         944,040
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care & Housing RB (a)                                      5.63%   06/01/37      2,000       1,809,480
----------------------------------------------------------------------------------------------------------------------------------
   Woodbury (City of) (Math & Science Academy);
      Series 2002 A, Ref. Lease RB (a)                                                 7.38%   12/01/24        250         262,115
----------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, Ref. Lease RB (a)                                                 7.50%   12/01/31        750         782,220
----------------------------------------------------------------------------------------------------------------------------------
   Worthington (City) Housing Authority (Meadows Worthington); Series 2007 A,
      Housing RB (a)                                                                   5.25%   11/01/28      1,175       1,023,002
==================================================================================================================================
                                                                                                                        69,247,797
==================================================================================================================================

MISSOURI--3.23%

   370/Missouri Bottom Road/Tussing Road Transportation Development District;
      Series 2002, RB (a)                                                              7.00%   05/01/22        750         782,752
----------------------------------------------------------------------------------------------------------------------------------
      Series 2002, RB (a)                                                              7.20%   05/01/33        500         515,870
----------------------------------------------------------------------------------------------------------------------------------
   Branson (City of) Industrial Development Authority (Branson Landing-Retail);
      Series 2005, Tax Increment Allocation IDR (a)                                    5.25%   06/01/21      1,455       1,317,051
----------------------------------------------------------------------------------------------------------------------------------
   Branson Hills Infrastructure Facilities Community Improvement District;
      Series 2007 A, Special Assessment RB (a)                                         5.00%   04/01/11        550         549,747
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Special Assessment RB (a)                                         5.00%   04/01/13        300         295,188
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Special Assessment RB (a)                                         5.00%   04/01/15        500         481,240
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--(CONTINUED)

   Cass (County of) Series 2007, Hospital RB (a)                                       5.63%   05/01/38  $   1,000  $      917,110
----------------------------------------------------------------------------------------------------------------------------------
   Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB
      (a)                                                                              5.50%   04/01/21      1,000         935,890
----------------------------------------------------------------------------------------------------------------------------------
   Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment
      Allocation RB (a)                                                                5.75%   04/15/20      1,000         957,410
----------------------------------------------------------------------------------------------------------------------------------
   Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series 2005,
      Ref. Tax Increment Allocation RB (a)                                             5.20%   04/15/20        660         639,203
----------------------------------------------------------------------------------------------------------------------------------
   Fenton (City of) (Gravois Bluffs); Series 2001, Ref. & Improvement Tax Increment
      Allocation RB (a)(b)(c)                                                          7.00%   10/01/11      1,015       1,142,393
----------------------------------------------------------------------------------------------------------------------------------
   Grandview (City of) Industrial Development Authority (Grandview Crossing 1);
      Series 2006, Tax Increment Allocation IDR (a)                                    5.75%   12/01/28      1,250         750,000
----------------------------------------------------------------------------------------------------------------------------------
   Hanley Road & North of Folk Avenue Transportation District;
      Series 2005, Transportation Sales Tax RB (a)                                     5.00%   10/01/25        800         741,008
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Transportation Sales Tax RB (a)                                     5.40%   10/01/31        750         674,760
----------------------------------------------------------------------------------------------------------------------------------
   Kansas City (City of) Industrial Development Authority (The Bishop Spencer
      Place, Inc.); Series 2004 A, First Mortgage Health Care Facilities IDR (a)       6.25%   01/01/24        500         483,880
----------------------------------------------------------------------------------------------------------------------------------
   Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007
      A, Tax Increment Allocation RB (a)                                               5.25%   03/01/18        500         479,645
----------------------------------------------------------------------------------------------------------------------------------
   Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax
      Increment RB (a)                                                                 5.75%   11/01/26      1,350       1,245,699
----------------------------------------------------------------------------------------------------------------------------------
   Platte (County of) Industrial Development Authority (Zona Rosa Phase II); Series
      2007, Transition RB (a)                                                          6.85%   04/01/29      3,500       3,474,625
----------------------------------------------------------------------------------------------------------------------------------
   Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. &
      Improvement Tax Increment & Transportation Sales Tax RB (a)                      5.63%   11/01/25        750         676,148
----------------------------------------------------------------------------------------------------------------------------------
   St. Joseph (City of) Industrial Development Authority (The Shoppes at North
      Village);
      Series 2005 A, Tax Increment Allocation IDR (a)                                  5.25%   11/01/13        500         506,340
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Tax Increment Allocation IDR (a)                                  5.50%   11/01/27        750         672,210
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 B, Tax Increment Allocation IDR (a)                                  5.50%   11/01/27      1,000         896,280
----------------------------------------------------------------------------------------------------------------------------------
   St. Louis (City of) Industrial Development Authority (Confluence Academy);
      Series 2007 A, IDR (a)                                                           5.35%   06/15/32        750         617,310
----------------------------------------------------------------------------------------------------------------------------------
   St. Louis (County of) Industrial Development Authority (St. Andrew's Resources
      for Seniors) Series 2007 A, Senior Living Facilities IDR (a)                     6.38%   12/01/41      1,000         927,450
----------------------------------------------------------------------------------------------------------------------------------
   Strother Interchange Transportation Development District (Lees Summit); Series
      2006, RB (a)                                                                     5.00%   05/01/24        675         583,855
==================================================================================================================================
                                                                                                                        21,263,064
==================================================================================================================================

MONTANA--0.11%

   Montana (State of) Facility Finance Authority (St. Johns Lutheran); Series 2006
      A, Senior Living RB (a)                                                          6.13%   05/15/36        750         702,075
==================================================================================================================================

NEVADA--0.25%

   Las Vegas Valley Water District; Series 2003 A, Ref. & Water Improvement Limited
      Tax GO (INS-Financial Guaranty Insurance Co.) (a)(e)                             5.00%   06/01/32      1,150       1,155,819
----------------------------------------------------------------------------------------------------------------------------------
   University and Community College System of Nevada; Series 2002 A, RB
      (INS-Financial Guaranty Insurance Co.) (a)(e)                                    5.40%   07/01/31        500         510,230
==================================================================================================================================
                                                                                                                         1,666,049
==================================================================================================================================

NEW HAMPSHIRE--0.40%

   New Hampshire (State of) Business Finance Authority (Alice Peck Day Health
      System); Series 1999 A, RB (a)(b)(c)                                             6.88%   10/01/09      1,050       1,120,770
----------------------------------------------------------------------------------------------------------------------------------
   New Hampshire (State of) Health & Education Facilities Authority (The Huntington
      at Nashua);
      Series 2003 A, RB (a)                                                            6.88%   05/01/23        750         774,893
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, RB (a)                                                            6.88%   05/01/33        750         765,780
==================================================================================================================================
                                                                                                                         2,661,443
==================================================================================================================================

NEW JERSEY--1.71%

   Burlington (County of) Bridge Commission (The Evergreens) Series 2007, Economic
      Development RB (a)                                                               5.63%   01/01/38      2,400       2,169,888
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--(CONTINUED)

   New Jersey (State of) Economic Development Authority (Cedar Crest Village, Inc.
      Facility); Series 2001 A, Retirement Community RB (a)(b)(c)                      7.25%   11/15/11  $     500  $      566,870
----------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Continental
      Airlines, Inc.);
      Series 1999, Special Facility RB (a)(f)                                          6.25%   09/15/29      1,000         744,890
----------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Special Facility RB (a)(f)                                          7.00%   11/15/30        565         458,944
----------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Special Facility RB (a)(f)                                          7.20%   11/15/30        425         353,375
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003, Special Facility RB (a)(f)                                          9.00%   06/01/33        500         501,075
----------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Lions Gate);
      Series 2005 A, First Mortgage RB (a)                                             5.00%   01/01/15        825         803,797
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, First Mortgage RB (a)                                             5.75%   01/01/25        710         665,788
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, First Mortgage RB (a)                                             5.88%   01/01/37      1,360       1,217,812
----------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Seashore Gardens Living
      Center); Series 2001, First Mortgage RB (a)(b)(c)                                8.00%   04/01/11        800         912,384
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001, First Mortgage RB (a)(b)(c)                                         8.00%   04/01/11        500         570,240
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, First Mortgage RB (a)                                               5.30%   11/01/26      1,100         949,421
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, First Mortgage RB (a)                                               5.38%   11/01/36        700         580,979
----------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B,
      Transportation System RB (INS-Ambac Assurance Corp.) (a)(e)                      5.25%   12/15/23        750         794,078
==================================================================================================================================
                                                                                                                        11,289,541
==================================================================================================================================

NEW MEXICO--0.20%

   Mariposa East Public Improvement District;
      Series 2006, Unlimited Tax GO (a)                                                5.75%   09/01/21        500         459,430
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Unlimited Tax GO (a)                                                6.00%   09/01/32      1,000         870,030
==================================================================================================================================
                                                                                                                         1,329,460
==================================================================================================================================

NEW YORK--3.45%

   East Rochester (City of) Housing Authority (Woodland Village); Series 2006, Ref.
      Senior Living RB (a)                                                             5.50%   08/01/33      1,700       1,471,197
----------------------------------------------------------------------------------------------------------------------------------
   Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
      Series 2006 A, IDR (a)                                                           6.00%   11/15/26      1,100       1,029,666
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, IDR (a)                                                           6.00%   11/15/36      2,000       1,784,920
----------------------------------------------------------------------------------------------------------------------------------
   Monroe (County of) Industrial Development Agency (Woodland Village);
      Series 2000, Civic Facility IDR (a)(b)(c)                                        8.55%   11/15/10      1,000       1,147,840
----------------------------------------------------------------------------------------------------------------------------------
   Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
      Series 2007 A, Continuing Care Retirement RB (a)                                 6.50%   01/01/27      1,000         975,350
----------------------------------------------------------------------------------------------------------------------------------
   New York (State of) Dormitory Authority (Mount Sinai NYU Health Obligated
      Group);
      Series 2000, RB (a)                                                              5.50%   07/01/26        500         500,310
----------------------------------------------------------------------------------------------------------------------------------
   New York City (City of) Industrial Development Agency (Liberty-7 World Trade
      Center); Series 2005 A, IDR (a)                                                  6.25%   03/01/15      3,000       2,990,010
----------------------------------------------------------------------------------------------------------------------------------
   New York Liberty Development Corp. (Goldman Sachs Headquarters Issue);
      Series 2005, RB (a)                                                              5.25%   10/01/35      5,000       5,079,750
----------------------------------------------------------------------------------------------------------------------------------
   Onondaga (County of) Industrial Development Agency (Solvay Paperboard LLC);
      Series 1998, Ref. Solid Waste Disposal Facility IDR (a)(f)                       7.00%   11/01/30      2,000       2,019,380
----------------------------------------------------------------------------------------------------------------------------------
   Syracuse (City of) Industrial Development Agency (Jewish Home of Central New
      York, Inc.);
      Series 2001 A, First Mortgage IDR (a)                                            7.38%   03/01/21        350         364,199
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, First Mortgage IDR (a)                                            7.38%   03/01/31        500         518,450
----------------------------------------------------------------------------------------------------------------------------------
   Ulster (County of) Industrial Development Agency,
      Series 2007 A, Civic Facility IDR (a)                                            6.00%   09/15/27      2,000       1,838,620
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Civic Facility IDR (a)                                            6.00%   09/15/37      2,000       1,794,360
----------------------------------------------------------------------------------------------------------------------------------
   Westchester (County of) Industrial Development Agency (Hebrew Hospital Senior
      Housing Inc.); Series 2000 A, Continuing Care Retirement IDR (a)(b)(c)           7.00%   07/01/10        600         657,684
----------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Continuing Care Retirement IDR (a)(b)(c)                          7.38%   07/01/10        500         551,480
==================================================================================================================================
                                                                                                                        22,723,216
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.89%

   North Carolina (State of) Medical Care Commission (Arbor Acres United Methodist
      Retirement Community, Inc.); Series 2002, First Mortgage Health Care
      Facilities RB (a)(b)(c)                                                          6.38%   03/01/12  $     500  $      551,325
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Forest at Duke); Series 2002,
      First Mortgage Retirement Facilities RB (a)(b)(c)                                6.38%   09/01/12        250         276,093
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
      Series 2005 A, Health Care Facilities RB (a)                                     6.13%   10/01/35      1,300       1,169,493
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Southminister);
      Series 2007 A, First Mortgage Retirement Facilities RB (a)                       5.75%   10/01/37      1,500       1,428,615
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (The Presbyterian Homes
      Obligated Group); Series 2006, First Mortgage Health Care Facilities RB (a)      5.60%   10/01/36      1,000         948,250
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. First Mortgage Health Care Facilities RB (a)                 5.20%   10/01/21      1,500       1,469,655
==================================================================================================================================
                                                                                                                         5,843,431
==================================================================================================================================

NORTH DAKOTA--0.57%

   Grand Forks (City of) (4000 Valley Square);
      Series 2006, Ref. Senior Housing RB (a)                                          5.13%   12/01/21        500         435,785
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. Senior Housing RB (a)                                          5.30%   12/01/34        855         701,545
----------------------------------------------------------------------------------------------------------------------------------
   Traill (County of) (Hillsboro Medical Center);
      Series 2007, Health Care RB (a)                                                  5.25%   05/01/20        500         451,770
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Health Care RB (a)                                                  5.50%   05/01/26      1,520       1,332,356
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Health Care RB (a)                                                  5.50%   05/01/42      1,000         814,680
==================================================================================================================================
                                                                                                                         3,736,136
==================================================================================================================================

OHIO--3.84%

   Adams (County of) (Adams County Hospital);
      Series 2005, Hospital Facilities Improvement RB (a)                              5.25%   09/01/08        355         354,301
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Hospital Facilities Improvement RB (a)                              5.50%   09/01/09        375         370,538
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Hospital Facilities Improvement RB (a)                              5.75%   09/01/10        395         386,606
----------------------------------------------------------------------------------------------------------------------------------
   Buckeye (City of) Tobacco Settlement Financing Authority;
      Series 2007 A-2, Sr. Asset-Backed RB (a)                                         5.75%   06/01/34      1,000         858,450
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A-2, Sr. Asset-Backed RB (a)                                         5.88%   06/01/30      1,000         892,530
----------------------------------------------------------------------------------------------------------------------------------
   Centerville (City of) (Bethany Lutheran Village Continuing Care Facility
      Expansion), Series 2007 A, Health Care RB (a)                                    5.75%   11/01/22      1,000         923,180
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care RB (a)                                                6.00%   11/01/27      2,000       1,844,180
----------------------------------------------------------------------------------------------------------------------------------
   Cleveland (City of)-Cuyahoga (County of) Port Authority (St.
      Clarence-Governmental and Educational Assistance Corp., LLC);
      Series 2006 A, Senior Housing RB (a)                                             6.00%   05/01/21      1,000         949,730
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Senior Housing RB (a)                                             6.13%   05/01/26        700         667,478
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Senior Housing RB (a)                                             6.25%   05/01/38      2,710       2,525,178
----------------------------------------------------------------------------------------------------------------------------------
   Cleveland (City of)-Cuyahoga (County of) Port Authority; Series 2001, Special
      Assessment Tax Increment RB (a)                                                  7.35%   12/01/31      1,000       1,047,090
----------------------------------------------------------------------------------------------------------------------------------
   Cuyahoga (County of) (Canton Inc.); Series 2000, Hospital Facilities RB (a)         7.50%   01/01/30        750         777,233
----------------------------------------------------------------------------------------------------------------------------------
   Cuyahoga (County) (Eliza Jennings Senior Care Network),
      Series 2007 A, Health Care & Independent Living Facilities RB (a)                5.75%   05/15/27      1,000         900,470
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care & Independent Living Facilities RB (a)                6.00%   05/15/37      1,000         895,280
----------------------------------------------------------------------------------------------------------------------------------
   Franklin (County of) (Ohio Presbyterian Retirement Services);
      Series 2001 A, Health Care Facilities RB (a)(b)(c)                               7.13%   07/01/11        500         561,075
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Health Care Facilities Improvement RB (a)                         5.13%   07/01/35      1,250       1,079,337
----------------------------------------------------------------------------------------------------------------------------------
   Hickory Chase Community Authority;
      Series 2008, Infrastructure Improvement RB (a)                                   6.75%   12/01/27      2,000       1,990,220
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Infrastructure Improvement RB (a)                                   7.00%   12/01/38      1,500       1,489,605
----------------------------------------------------------------------------------------------------------------------------------
   Lucas (County of) (Sunset Retirement Communities);
      Series 2000 A, Ref. & Improvement Health Care Facilities RB (a)                  6.50%   08/15/20        500         516,305
----------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Ref. & Improvement Health Care Facilities RB (a)                  6.55%   08/15/24        500         512,370
----------------------------------------------------------------------------------------------------------------------------------
   Madison (County of) (Madison County Hospital); Series 1998, Ref. Hospital
      Improvement RB (a)(b)(c)                                                         6.25%   08/01/08        500         506,765
----------------------------------------------------------------------------------------------------------------------------------
   Norwood (City of) (Cornerstone at Norwood);
      Series 2006, Tax Increment Financing RB (a)                                      5.25%   12/01/15      1,080       1,051,196
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Tax Increment Financing RB (a)                                      5.75%   12/01/20      1,300       1,234,129
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
OHIO--(CONTINUED)
   Toledo (City of) & Lucas (County of) Port Authority (St. Mary Woods);
      Series 2004 A, RB (a)                                                            6.00%   05/15/24  $   1,750  $    1,632,032
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB (a)                                                            6.00%   05/15/34      1,500       1,311,240
==================================================================================================================================
                                                                                                                        25,276,518
==================================================================================================================================

OKLAHOMA-0.94%

   Oklahoma (County of) Finance Authority (Epworth Villa);
      Series 2005 A, Ref. RB (a)                                                       5.00%   04/01/15      1,025         964,607
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. RB (a)                                                       5.70%   04/01/25      2,500       2,281,450
----------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at
      Reding Apartments); Series 2000, Ref. MFH VRD RB (CEP-Federal National
      Mortgage Association) (h)(i)                                                     1.56%   07/15/30      2,338       2,338,000
----------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Development Finance Authority (Comanche County Hospital);
      Series 2002 B, RB (a)                                                            6.60%   07/01/31        625         641,119
==================================================================================================================================
                                                                                                                         6,225,176
==================================================================================================================================

OREGON--0.56%

   Clackamas (County of) Hospital Facility Authority (Gross-Willamette Falls);
      Series 2005, Ref. RB (a)                                                         5.13%   04/01/26      1,000         924,680
----------------------------------------------------------------------------------------------------------------------------------
   Clackamas (County of) Hospital Facility Authority (Odd Fellows Home);
      Series 1998 A, Ref. RB (a)                                                       5.88%   09/15/21        230         206,078
----------------------------------------------------------------------------------------------------------------------------------
   Oregon (State of) Health Housing Educational & Cultural Facilities Authority
      (Oregon Baptist Retirement Homes); Series 1996, RB (a)                           8.00%   11/15/26        735         735,705
----------------------------------------------------------------------------------------------------------------------------------
   Yamhill (County of) Hospital Authority (Friendsview Retirement Community);
      Series 2003, RB (a)(b)(c)                                                        7.00%   12/01/13      1,555       1,808,263
==================================================================================================================================
                                                                                                                         3,674,726
==================================================================================================================================

PENNSYLVANIA--4.79%

   Allegheny (County of) Hospital Development Authority (Villa St. Joseph
      of Baden); Series 1998, Health Care Facilities RB (a)                            6.00%   08/15/28        500         449,135
----------------------------------------------------------------------------------------------------------------------------------
   Allegheny (County of) Industrial Development Authority (Propel
      Schools-Homestead); Series 2004 A, Charter School IDR (a)                        7.00%   12/15/15        760         796,655
----------------------------------------------------------------------------------------------------------------------------------
   Blair (County of) Industrial Development Authority (Village of Pennsylvania
      State); Series 2002 A, IDR (a)                                                   6.90%   01/01/22        500         508,230
----------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, IDR (a)                                                           7.00%   01/01/34        500         507,380
----------------------------------------------------------------------------------------------------------------------------------
   Bucks (County of) Industrial Development Authority (Ann's Choice, Inc.
      Facility), Series 2005 A, Retirement Community IDR (a)                           5.90%   01/01/27      1,000         943,230
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Retirement Community IDR (a)                                      6.25%   01/01/35      1,000         966,760
----------------------------------------------------------------------------------------------------------------------------------
   Chartiers Valley Industrial & Commercial Development Authority (Asbury Health
      Center); Series 1999, Ref. First Mortgage IDR (a)                                6.38%   12/01/19      1,000       1,001,600
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR (a)                                         5.13%   12/01/12        500         483,060
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR (a)                                         5.25%   12/01/13        500         483,735
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR (a)                                         5.25%   12/01/15        260         245,619
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR (a)                                         5.38%   12/01/16        500         461,130
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR (a)                                         5.75%   12/01/22        935         858,882
----------------------------------------------------------------------------------------------------------------------------------
   Chester (County of) Industrial Development Authority (Avon Grove Charter
      School); Series 2007 A, IDR (a)                                                  6.25%   12/15/27      1,000         962,450
----------------------------------------------------------------------------------------------------------------------------------
   Crawford (County of) Hospital Authority (Wesbury United Methodist Community);
      Series 1999, Senior Living Facilities RB (a)                                     6.25%   08/15/29        750         707,640
----------------------------------------------------------------------------------------------------------------------------------
   Cumberland (County of) Municipal Authority (Messiah Village);
      Series 2008 A, RB (a)                                                            6.00%   07/01/35      1,000         960,050
----------------------------------------------------------------------------------------------------------------------------------
   Cumberland (County of) Municipal Authority (Presbyterian Homes Obligations);
      Series 2008 A, RB (a)                                                            5.00%   01/01/17      2,000       1,971,460
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB (a)                                                            5.35%   01/01/20        515         508,047
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB (a)                                                            5.45%   01/01/21        885         872,398
----------------------------------------------------------------------------------------------------------------------------------
   Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.);
      Series 2002 A, Retirement Community RB (a)(b)(c)                                 7.13%   01/01/13        700         802,340
----------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Industrial Development Authority (The Fulton County Medical
      Center); Series 2006, Hospital IDR (a)                                           5.88%   07/01/31      1,500       1,400,385
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--(CONTINUED)

   Harrisburg (City of) Authority (Harrisburg University of Science);
      Series 2007 A, University RB (a)                                                 5.40%   09/01/16  $   1,000  $      991,140
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 B, University RB (a)                                                 6.00%   09/01/36      1,225       1,152,945
----------------------------------------------------------------------------------------------------------------------------------
   Lancaster (County of) Hospital Authority (Saint Anne's Home); Series 1999,
      Health Center RB (a)                                                             6.63%   04/01/28        500         500,555
----------------------------------------------------------------------------------------------------------------------------------
   Lancaster (County of) Industrial Development Authority (Garden Spot Village);
      Series 2000 A, IDR (a)(b)(c)                                                     7.60%   05/01/10        250         274,115
----------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, IDR (a)(b)(c)                                                     7.63%   05/01/10        500         548,450
----------------------------------------------------------------------------------------------------------------------------------
   Lawrence (County of) Industrial Development Authority (Shenango Presbyterian
      Senior Care Obligated Group); Series 2001 B, Senior Health & Housing
      Facilities IDR (a)(b)(c)                                                         7.50%   11/15/11      1,000       1,142,990
----------------------------------------------------------------------------------------------------------------------------------
   Lehigh (County of) General Purpose Authority (Bible Fellowship Church
      Home Inc.); Series 2001, First Mortgage RB (a)                                   7.63%   11/01/21        250         263,128
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001, First Mortgage RB (a)                                               7.75%   11/01/33        750         790,537
----------------------------------------------------------------------------------------------------------------------------------
   Montgomery (County of) Higher Education & Health Authority (Philadelphia
      Geriatric Center); Series 1999 A, RB (a)(b)(c)                                   7.38%   12/01/09      1,340       1,453,431
----------------------------------------------------------------------------------------------------------------------------------
   North Penn (Region of) Health Hospital & Education Authority (Maple Village);
      Series 2000 A, Hospital RB (a)(b)(c)                                             8.00%   04/01/10        300         326,076
----------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Economic Development Financing Authority (Northwestern
      Human Services, Inc.); Series 1998 A, RB (a)                                     5.25%   06/01/14      1,000         949,670
----------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Higher Educational Facilities Authority (Student
      Association, Inc. at California University of Pennsylvania);
      Series 2000 A, Student Housing RB (a)                                            6.75%   09/01/20        500         519,755
----------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Student Housing RB (a)                                            6.75%   09/01/32        320         326,685
----------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority (Cathedral Village);
      Series 2003 A, IDR (a)                                                           6.88%   04/01/34        500         511,965
----------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority (Russell Byers Charter
      School); Series 2007 A, IDR (a)                                                  5.15%   05/01/27      1,000         878,150
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, IDR (a)                                                           5.25%   05/01/37      1,000         844,850
----------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority; Series 2007 A, IDR (a)     5.50%   09/15/37      2,700       2,361,150
----------------------------------------------------------------------------------------------------------------------------------
   Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian
      Senior Care Obligated Group); Series 2005 A, IDR (a)                             5.25%   01/01/13        500         487,120
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, IDR (a)                                                           5.75%   01/01/26      1,000         905,810
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, IDR (a)                                                           5.88%   01/01/32        500         449,070
==================================================================================================================================
                                                                                                                        31,567,778
==================================================================================================================================

RHODE ISLAND--0.03%

   Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB (a)              6.13%   06/01/32        240         224,186
==================================================================================================================================

SOUTH CAROLINA--1.85%

   South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
      Series 2007, Ref. First Mortgage Health Care Facilites RB (a)                    5.38%   05/01/21      1,500       1,350,840
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. First Mortgage Health Care Facilities RB (a)                   5.00%   05/01/14      1,035         988,746
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. First Mortgage Health Care Facilities RB (a)                   5.50%   05/01/28      1,100         951,313
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health
      Alliance); Series 2000 A, Hospital Facilities Improvement RB (a)(b)(c)           7.38%   12/15/10        800         898,968
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB (a)                                   6.13%   08/01/23      1,500       1,541,640
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB (a)                                   6.25%   08/01/31      1,570       1,592,341
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (South Carolina
      Episcopal Home at Still Hopes); Series 2004 A, Residential Care
      Facilities RB (a)                                                                6.25%   05/15/25        750         731,258
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Residential Care Facilities RB (a)                                6.38%   05/15/32      1,250       1,204,687
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at
      Furman); Series 2007 A, RB (a)                                                   6.00%   11/15/37      2,000       1,777,920
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
      Series 2000, First Mortgage Health Facilities RB (a)(b)(c)                       7.75%   10/01/10        700         788,305
----------------------------------------------------------------------------------------------------------------------------------
      Series 2000, First Mortgage Health Facilities RB (a)(b)(c)                       8.00%   10/01/10        300         339,111
==================================================================================================================================
                                                                                                                        12,165,129
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.77%

   Minnehaha (County of) (Bethany Lutheran); Series 2007, Ref. Health
      Facilities RB (a)                                                                5.50%   12/01/35  $     500  $      419,930
----------------------------------------------------------------------------------------------------------------------------------
   Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB (a)               5.75%   01/15/28      1,300       1,194,947
----------------------------------------------------------------------------------------------------------------------------------
   South Dakota (State of) Health & Educational Facilities Authority (Avera
      Health); Series 2008 B, RB (a)                                                   5.25%   07/01/38      1,000         946,650
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 B, RB (a)                                                            5.50%   07/01/35      2,000       1,975,060
----------------------------------------------------------------------------------------------------------------------------------
   South Dakota (State of) Health & Educational Facilities Authority (Westhills
      Village Retirement Community); Series 2003, RB (a)                               5.65%   09/01/23        500         510,030
==================================================================================================================================
                                                                                                                         5,046,617
==================================================================================================================================

TENNESSEE--0.71%

   Blount (County of) Health & Educational Facilities Board (Asbury Inc.);
      Series 2007 A, Ref. RB (a)                                                       5.13%   04/01/23      1,690       1,500,128
----------------------------------------------------------------------------------------------------------------------------------
   Harpeth Valley Utilities District of Davidson and Williamson Counties;
      Series 2004, Utilities Improvement RB (INS-MBIA Insurance Corp.) (a)(e)          5.00%   09/01/34      1,000       1,007,310
----------------------------------------------------------------------------------------------------------------------------------
   Johnson City (City of) Health & Educational Facilities Board (Appalachian
      Christian Village);
      Series 2004 A, Retirement Facilities RB (a)                                      6.00%   02/15/24        500         471,210
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Retirement Facilities RB (a)                                      6.25%   02/15/32        350         328,073
----------------------------------------------------------------------------------------------------------------------------------
   Shelby (County of) Health Educational & Housing Facilities Board (Trezevant
      Manor);
      Series 2006 A, RB (a)                                                            5.63%   09/01/26      1,000         941,900
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB (a)                                                            5.75%   09/01/37        500         462,820
==================================================================================================================================
                                                                                                                         4,711,441
==================================================================================================================================

TEXAS--7.31%

   Abilene (City of) Health Facilities Development Corp. (Sears Methodist
      Retirement System Obligated Group Report); Series 2003 A,
      Retirement Facility RB (a)                                                       7.00%   11/15/33      1,000       1,022,260
----------------------------------------------------------------------------------------------------------------------------------
   Atlanta (City of) Hospital Authority; Series 1999, RB (a)                           6.70%   08/01/19        500         500,550
----------------------------------------------------------------------------------------------------------------------------------
   Bexar (County of) Health Facilities Development Corp. (Army Retirement
      Residence); Series 2002, RB (a)(b)(c)                                            6.30%   07/01/12        500         557,110
----------------------------------------------------------------------------------------------------------------------------------
   Bexar (County of) Housing Finance Corp. (American Opportunity Housing); Sr.
      Series 2002 A-1, MFH RB (a)                                                      6.85%   12/01/23        750         708,758
----------------------------------------------------------------------------------------------------------------------------------
   Board of Regents of the University of Texas System;
      Series 2001 C, Financing System RB (a)(b)(c)                                     5.00%   08/15/11      1,000       1,056,300
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003 B, Financing System RB (a)(b)(c)                                     5.00%   08/15/13      1,500       1,584,360
----------------------------------------------------------------------------------------------------------------------------------
   Comal (County of) Health Facilities Development Corp. (McKenna Memorial
      Hospital); Series 2002 A, Health Care System RB (a)(b)(c)                        6.25%   02/01/13      1,000       1,116,250
----------------------------------------------------------------------------------------------------------------------------------
   Corpus Christi (Port of) Industrial Development Corp. (Valero);
      Series 1997 C, Ref. IDR (a)                                                      5.40%   04/01/18        605         601,781
----------------------------------------------------------------------------------------------------------------------------------
   Dallas-Fort Worth (Cities of)  International Airport Facility Improvement Corp.;
      Series 2000 A-3, Ref. RB (a)(f)                                                  9.13%   05/01/29        500         270,725
----------------------------------------------------------------------------------------------------------------------------------
   Decatur (City of) Hospital Authority (Wise Regional Health System);
      Series 2004 A, Hospital RB (a)                                                   5.63%   09/01/13      1,735       1,719,541
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Hospital RB (a)                                                   7.00%   09/01/25      2,825       2,857,657
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Hospital RB (a)                                                   7.13%   09/01/34        905         922,919
----------------------------------------------------------------------------------------------------------------------------------
   Gulf Coast Waste Disposal Authority (Valero Energy Corp.);
      Series 2001, RB (a)(f)                                                           6.65%   04/01/32        900         913,239
----------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (Memorial Hermann Health
      Care); Series 2001 A, Hospital RB (a)(b)(c)                                      6.38%   06/01/11        500         546,285
----------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (St. Luke's Episcopal
      Hospital); Series 2001 A, RB (a)(b)(c)                                           5.63%   08/15/11        750         802,590
----------------------------------------------------------------------------------------------------------------------------------
   Harris (County of); Series 2002, Ref. Limited Tax GO (a)(b)(c)                      5.13%   08/15/12        370         395,045
----------------------------------------------------------------------------------------------------------------------------------
   HFDC of Central Texas, Inc. (Villa de San Antonio); Series 2004 A, RB (a)           6.00%   05/15/25        500         452,955
----------------------------------------------------------------------------------------------------------------------------------
   HFDC of Central Texas, Inc.;
      Series 2006 A, Retirement Facility RB (a)                                        5.50%   11/01/31        500         416,560
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Retirement Facility RB (a)                                        5.63%   11/01/26        750         651,990
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Retirement Facility RB (a)                                        5.75%   11/01/36      1,000         844,590
----------------------------------------------------------------------------------------------------------------------------------
   Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
      Series 2005, Hospital RB (a)                                                     5.00%   08/15/15        500         495,550
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Hospital RB (a)                                                     5.00%   08/15/19        700         673,386
----------------------------------------------------------------------------------------------------------------------------------
   Hopkins (County of) Hospital District;
      Series 2008, Hospital RB (a)                                                     6.00%   02/15/33      1,000         968,710
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Hospital RB (a)                                                     6.00%   02/15/38      1,000         959,880
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)

   Houston (City of) (Continental Airlines, Inc. Terminal E); Series 2001 E,
      Airport System Special Facilities RB (a)(f)                                      6.75%   07/01/29  $     500  $      396,435
----------------------------------------------------------------------------------------------------------------------------------
   Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living
      Community);
      Series 2004 A, Retirement Facilities RB (a)(b)(c)                                7.00%   02/15/14        300         350,556
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Retirement Facilities RB (a)(b)(c)                                7.00%   02/15/14        750         876,390
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Retirement Facilities RB (a)(b)(c)                                7.13%   02/15/14        450         528,656
----------------------------------------------------------------------------------------------------------------------------------
   La Vernia Higher Education Finance Corp.,
      Series 2008 A, Education RB (a)                                                  6.25%   02/15/17      1,245       1,231,442
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Education RB (a)                                                  7.13%   02/15/38      2,000       1,951,640
----------------------------------------------------------------------------------------------------------------------------------
   La Vernia Higher Education Finance Corp. (Amigos Por Vida/ Friends for Life);
      Series 2008, Education RB (a)                                                    6.38%   02/15/37      1,635       1,534,071
----------------------------------------------------------------------------------------------------------------------------------
   Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of
      East Texas); Series 2007, Health System RB (a)                                   5.50%   02/15/37      1,000         905,210
----------------------------------------------------------------------------------------------------------------------------------
   Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB (a)     6.50%   12/01/30      1,135       1,134,955
----------------------------------------------------------------------------------------------------------------------------------
   Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers,
      Inc.); Series 2005, Retirement Facilities RB (a)                                 5.63%   02/15/35      1,000         890,990
----------------------------------------------------------------------------------------------------------------------------------
   Midlothian Development Authority;
      Series 2001, Tax Increment Contract Allocation RB (a)(b)(c)                      7.88%   05/15/11      1,000       1,145,580
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Tax Increment Contract Allocation RB (a)                            6.20%   11/15/29      1,000         964,510
----------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham
      Senior Living Community, Inc.);
      Series 2007, Retirement Facility RB (a)                                          5.63%   11/15/27      1,500       1,305,810
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Retirement Facility RB (a)                                          5.75%   11/15/37      3,500       3,007,550
----------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young
      Memorial Home);
      Series 2007, Retirement Facility RB (a)                                          5.25%   02/15/17      1,150       1,062,922
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Retirement Facility RB (a)                                          5.75%   02/15/25      1,500       1,347,885
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Retirement Facility RB (a)                                          5.75%   02/15/29      1,600       1,410,976
----------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest
      Senior Housing Corp.-Edgemere);
      Series 2006 A, Retirement Facility RB (a)                                        6.00%   11/15/26        700         682,094
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Retirement Facility RB (a)                                        6.00%   11/15/36      2,000       1,907,040
----------------------------------------------------------------------------------------------------------------------------------
   Texas (State of) Public Finance Authority (School Excellence Education); Series
      2004 A, Charter School Finance Corp. RB (a)                                      7.00%   12/01/34      1,000       1,018,750
----------------------------------------------------------------------------------------------------------------------------------
   Travis (County of) Health Facilities Development Corp. (Querencia Barton Creek);
      Series 2005, Retirement Facilities RB (a)                                        5.50%   11/15/25      1,650       1,452,231
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Retirement Facilities RB (a)                                        5.65%   11/15/35      1,250       1,082,750
----------------------------------------------------------------------------------------------------------------------------------
   Woodhill Public Facility Corp. (Woodhill Apartments); Series 1999, MFH RB (a)       7.50%   12/01/29      1,000         925,550
==================================================================================================================================
                                                                                                                        48,152,984
==================================================================================================================================

UTAH--2.42%

   Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB (a)    5.50%   06/15/37      1,450       1,207,183
----------------------------------------------------------------------------------------------------------------------------------
   Spanish Fork (City of) (American Leadership Academy); Series 2006, Charter
      School RB (a)                                                                    5.70%   11/15/36      1,400       1,205,652
----------------------------------------------------------------------------------------------------------------------------------
   Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB (a)           5.63%   07/15/37      2,200       1,881,660
----------------------------------------------------------------------------------------------------------------------------------
   Utah (County of) (Renaissance Academy);
      Series 2007 A, Charter School RB (a)                                             5.35%   07/15/17      1,000         960,840
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Charter School RB (a)                                             5.63%   07/15/37      1,350       1,147,136
----------------------------------------------------------------------------------------------------------------------------------
   Utah (County of) (Ronald Wilson Reagan),
      Series 2007 A, Charter School RB (a)                                             5.75%   02/15/22        340         320,814
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Charter School RB (a)                                             6.00%   02/15/38      2,710       2,430,165
----------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (Channing Hall);
      Series 2007 A, RB (a)(d)                                                         5.88%   07/15/27        780         717,592
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB (a)(d)                                                         6.00%   07/15/37        700         629,027
----------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007
      A, RB (a)                                                                        5.80%   06/15/38      3,800       3,598,980
----------------------------------------------------------------------------------------------------------------------------------
   West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter
      School RB (a)(d)                                                                 6.38%   06/01/37      2,000       1,843,380
==================================================================================================================================
                                                                                                                        15,942,429
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.15%

   Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher
      Allen Health); Series 2004 B, RB (a)                                             5.00%   12/01/34  $   1,000  $      971,400
==================================================================================================================================

VIRGINIA--2.76%

   Chesterfield (County of) Health Center Commission (Lucy Corr Village);
      Series 2008 A, Residential Care Facility RB (a)                                  6.13%   12/01/30      2,000       1,958,140
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Residential Care Facility RB (a)                                  6.25%   12/01/38      2,000       1,953,340
----------------------------------------------------------------------------------------------------------------------------------
   Henrico (County of) Economic Development Authority (Virginia United Methodist
      Homes); Series 2002 A, Ref. Residential Care Facilities RB (a)                   6.50%   06/01/22        750         761,700
----------------------------------------------------------------------------------------------------------------------------------
   James City (County of) Economic Development Authority (Williamsburg Lodging);
      Series 2005 A, First Mortgage Residential Care Facilities RB (a)                 5.50%   09/01/34        750         677,460
----------------------------------------------------------------------------------------------------------------------------------
   Lexington (City of) Industrial Development Authority (Kendall at Lexington);
      Series 2007 A, Residential Care Facilities Mortgage IDR (a)                      5.25%   01/01/21        895         818,505
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR (a)                      5.38%   01/01/22        780         714,238
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR (a)                      5.38%   01/01/23        425         387,039
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR (a)                      5.38%   01/01/28        750         666,570
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR (a)                      5.50%   01/01/37      1,300       1,125,540
----------------------------------------------------------------------------------------------------------------------------------
   Lynchburg (City of) Industrial Development Authority (The Summit); Series 2002
      A, Residential Care Facilities Mortgage IDR (a)                                  6.25%   01/01/28        500         489,260
----------------------------------------------------------------------------------------------------------------------------------
   Norfolk Redevelopment & Housing Authority (Fort Norfolk Retirement Community,
      Inc.-Harbor's Edge);
      Series 2004 A, First Mortgage Retirement Community RB (a)                        6.00%   01/01/25        500         467,020
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, First Mortgage Retirement Community RB (a)                        6.13%   01/01/35      1,100       1,008,106
----------------------------------------------------------------------------------------------------------------------------------
   Peninsula Ports Authority (Virginia Baptist Homes);
      Series 2003 A, Residential Care Facilities RB (a)(b)(c)                          7.38%   12/01/13        500         593,925
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 C, Ref. Residential Care Facilities RB (a)                           5.38%   12/01/26      1,000         843,380
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006 C, Ref. Residential Care Facilities RB (a)                           5.40%   12/01/33      1,000         833,670
----------------------------------------------------------------------------------------------------------------------------------
   Peninsula Town Center Community Development Authority,
      Series 2007, Special Obligations RB (a)                                          6.35%   09/01/28      1,000         920,610
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Special Obligations RB (a)                                          6.45%   09/01/37      1,000         909,500
----------------------------------------------------------------------------------------------------------------------------------
   Tobacco Settlement Financing Corp.;
      Series 2005, Asset-Backed RB (a)(b)                                              5.50%   06/01/26        500         541,770
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Asset-Backed RB (a)(b)(c)                                           5.63%   06/01/37      2,250       2,488,815
==================================================================================================================================
                                                                                                                        18,158,588
==================================================================================================================================

WASHINGTON--2.16%

   Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital) Series
      2007, Hospital RB (a)                                                            6.50%   12/01/38      1,000         952,360
----------------------------------------------------------------------------------------------------------------------------------
   Lake Tapps Parkway Properties; Series 1999 A, Special Revenue VRD RB (LOC-U.S.
      Bank, N.A.) (h)(i)                                                               1.82%   12/01/19      7,545       7,545,000
----------------------------------------------------------------------------------------------------------------------------------
   Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
      Series 2005, RB (a)                                                              5.50%   12/01/30        750         697,965
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, RB (a)                                                              5.75%   12/01/32      1,000         957,020
----------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (Multi-Care Health
      System); Series 2007 B, RB (a)                                                   5.00%   08/15/41      1,000         970,040
----------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (Swedish Health
      Services); Series 2006, VRD RB (LOC-Citibank, N.A.) (h)(i)                       1.66%   11/15/26        145         145,000
----------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority; Series 2007 C, RB
      (INS-Radian Asset Assurance, Inc.) (a)(e)                                        5.50%   08/15/42      3,000       2,945,400
==================================================================================================================================
                                                                                                                        14,212,785
==================================================================================================================================

WEST VIRGINIA--1.37%

   Harrison County (County of) Commission (Charles Pointe No. 2);
      Series 2008 A, Ref. Tax Increment Allocation RB (a)                              7.00%   06/01/35      1,500       1,481,100
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 B, Ref. Tax Increment Allocation RB (a)                              7.00%   06/01/28      1,000         979,960
----------------------------------------------------------------------------------------------------------------------------------
   West Virginia (State of) Hospital Finance Authority (Thomas Health System);
      Series 2008, Hospital RB (a)                                                     6.50%   10/01/38      5,000       4,918,150
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Hospital RB (a)                                                     6.75%   10/01/43      1,650       1,652,789
==================================================================================================================================
                                                                                                                         9,031,999
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE      (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.49%
   Badger Tobacco Asset Securitization Corp.; Series 2002, Tobacco Settlement
      Asset-Backed RB (a)                                                              6.13%   06/01/27  $   1,875  $    1,851,131
----------------------------------------------------------------------------------------------------------------------------------
   Milwaukee (City of) Redevelopment Authority (Academy of Learning);
      Series 2007 A, Education RB (a)                                                  5.50%   08/01/22        300         274,512
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Education RB (a)                                                  5.65%   08/01/37      1,540       1,305,273
----------------------------------------------------------------------------------------------------------------------------------
   Milwaukee (City of) Redevelopment Authority (Milwaukee Science Education
      Consortium, Inc.);
      Series 2005 A, RB (a)                                                            5.63%   08/01/25      2,000       1,937,020
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, RB (a)                                                            5.75%   08/01/35      1,815       1,699,366
----------------------------------------------------------------------------------------------------------------------------------
   Waukesha (City of) Redevelopment Authority (Kirkland Crossings);
      Series 2006, Ref. Senior Housing RB (a)                                          5.50%   07/01/31      1,460       1,353,289
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. Senior Housing RB (a)                                          5.60%   07/01/41      1,000         919,920
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing
      Centers);
      Series 2008, RB (a)                                                              7.15%   06/01/28      1,120       1,105,294
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB (a)                                                              7.25%   06/01/38      1,000         984,900
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam
      Community Hospitals, Inc.);
      Series 2004 A, RB (a)                                                            6.50%   08/15/26        250         247,225
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB (a)                                                            6.75%   08/15/34        950         963,899
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Community
      Memorial Hospital, Inc.); Series 2003, RB (a)                                    7.13%   01/15/22      1,040       1,084,938
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Community
      Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB (a)    6.88%   12/01/23        200         200,446
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle
      Place, Inc.);
      Series 2004, RB (a)                                                              6.00%   12/01/24        500         458,685
----------------------------------------------------------------------------------------------------------------------------------
      Series 2004, RB (a)                                                              6.13%   12/01/34      1,000         916,490
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (FH Healthcare
      Development Inc.); Series 1999, RB (a)(b)(c)                                     6.25%   11/15/09      1,250       1,328,350
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (New Castle
      Place); Series 2001 A, RB (a)                                                    7.00%   12/01/31        250         251,438
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Oakwood
      Village); Series 2000 A, RB (a)(b)                                               7.63%   08/15/30      1,000       1,109,410
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial
      Hospital, Inc.);
      Series 2003, RB (a)                                                              6.00%   07/01/15        100          99,409
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003, RB (a)                                                              6.13%   07/01/16        150         146,807
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003, RB (a)                                                              6.63%   07/01/28        750         738,173
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin
      Illinois Senior Housing, Inc.);
      Series 2006, Ref. RB (a)                                                         5.50%   08/01/16      2,020       1,891,366
----------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. RB (a)                                                         5.80%   08/01/29      2,400       2,147,088
==================================================================================================================================
                                                                                                                        23,014,429
==================================================================================================================================

WYOMING--0.08%

   Teton (County of) Hospital District (St. John's Medical Center); Series 2002,
      Hospital RB (a)                                                                  6.75%   12/01/22        500         507,355
==================================================================================================================================
TOTAL INVESTMENTS--99.86%
   (Cost $695,445,675)                                                                                                 657,957,177
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES--0.14%                                                                                       917,735
==================================================================================================================================
NET ASSETS--100.00%                                                                                                 $  658,874,912
__________________________________________________________________________________________________________________________________
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

Investment Abbreviations:

CEP  -- Credit Enhancement Provider
GO   -- General Obligation Bonds
IDR  -- Industrial Development Revenue Bonds
INS  -- Insurer
LOC  -- Letter of Credit
MFH  -- Multi-Family Housing
PCR  -- Pollution Control Revenue Bonds
RB   -- Revenue Bonds
Ref. -- Refunding
Sr.  -- Senior
VRD  -- Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $645,988,177, which represented 98.04% of the Fund's Net Assets. See
     Note 1A.

(b) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $15,772,777, which represented 2.39% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f)  Security subject to the alternative minimum tax.

(g)  Security purchased on forward commitment basis.

(h) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.

(i)  Security is considered a cash equivalent.

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

          The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

AIM HIGH INCOME MUNICIPAL FUND

          Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
-----------                                                       --------------
Level 1                                                            $         --
Level 2                                                             657,957,177
Level 3                                                                      --
                                                                   ============
                                                                   $657,957,177
                                                                   ============

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2008 was $86,403,249 and $10,696,248, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $  8,558,598
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (46,042,671)
================================================================================
Net unrealized appreciation (depreciation) of investment
   securities                                                       $(37,484,073)
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $695,441,250.

                            AIM TAX-EXEMPT CASH FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com            TEC-QTR-1 06/08             Invesco Aim Advisors, Inc.

AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS
June 30, 2008
(Unaudited)

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.47%

ALABAMA--5.74%

   Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking &
      Trust Co.) (a)(b)                                                                1.86%   07/01/15  $   2,350  $    2,350,000
==================================================================================================================================

ALASKA--5.66%

   Alaska (State of) Municipal Bond Bank; Series 1998 A, GO (c)(d)                     4.75%   10/01/08        115         115,670
----------------------------------------------------------------------------------------------------------------------------------
   Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.); Series 1999 D, VRD
      RB (b)(e)(f)                                                                     2.61%   06/01/49      2,200       2,200,000
==================================================================================================================================
                                                                                                                         2,315,670
==================================================================================================================================

ARIZONA--2.44%

   Phoenix (City of) Civic Improvement Corp.; Series 2004 A, Ref. Sr. Lien
      Wastewater System VRD RB (b)                                                     7.75%   07/01/23      1,000       1,000,000
==================================================================================================================================

COLORADO--5.13%

   Arvada (City of); Series 2001, Water Enterprise VRD RB (INS-Financial
      Securities Assurance Inc.) (b)(g)                                                2.85%   11/01/20        700         700,000
----------------------------------------------------------------------------------------------------------------------------------
   Concord (Metropolitan District of); Series 2004, Ref. & Improvement Unlimited
      Tax VRD GO (LOC-Wells Fargo Bank, N.A.) (a)(b)                                   3.50%   12/01/29        600         600,000
----------------------------------------------------------------------------------------------------------------------------------
   Cornerstar (Metropolitan District of); Series 2007, Special VRD RB (LOC-Banco
      Bilbao Vizcaya Argentaria, S.A.) (a)(b)(h)                                       1.63%   12/01/37        800         800,000
==================================================================================================================================
                                                                                                                         2,100,000
==================================================================================================================================

DISTRICT OF COLUMBIA--2.31%

   District of Columbia (Resources for the Future Inc.); Series 1998, VRD RB
      (LOC-Citibank N.A.) (a)(b)(e)                                                    1.57%   08/01/29        945         945,000
==================================================================================================================================

FLORIDA--5.07%

   Jacksonville (City of) Health Facilities Authority (University of Florida
      Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC-Bank of America,
      N.A.) (a)(b)                                                                     1.60%   06/01/22      1,369       1,369,000
----------------------------------------------------------------------------------------------------------------------------------
   Jupiter Island (Town of) (South Martin Regional Utility); Series 1998, Utility
      System RB (c)(d)                                                                 5.00%   10/01/08        300         304,919
----------------------------------------------------------------------------------------------------------------------------------
   Seminole (County of) Industrial Development Authority (Florida Living Nursing
      Center, Inc.); Series 1991, Multi-Modal Health Facilities VRD IDR (LOC-Bank
      of America, N.A.) (a)(b)                                                         1.75%   02/01/11        400         400,000
==================================================================================================================================
                                                                                                                         2,073,919
==================================================================================================================================

GEORGIA--2.93%

   Tallapoosa (City of) Development Authority (United States Can Co.); Series
      1994, Ref. VRD IDR (LOC-Deutsche Bank A.G.) (a)(b)(h)                            2.30%   02/01/15      1,200       1,200,000
==================================================================================================================================

ILLINOIS--9.01%

   Glenview (Village of); Series 2001, Unlimited Tax GO                                4.00%   12/01/08        275         277,266
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Development Finance Authority (Radiological Society of
      North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)(e)                                                                        1.80%   06/01/17        700         700,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Dominican University);
      Series 2000 B, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(h)                     1.55%   10/01/30        962         962,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (Newberry Library (The));
      Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(b)                              1.80%   03/01/28        900         900,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Educational Facilities Authority (The University of
      Chicago); Series 2001 B-1, VRD RB (b)                                            3.45%   07/01/08        500         500,000
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Advocate Health Care Network); Series
      2008 A-2, VRD RB (b)                                                             1.90%   11/01/30        250         250,000
----------------------------------------------------------------------------------------------------------------------------------
   Kane (County of) (Glenwood School for Boys); Series 1993, VRD RB (LOC-Harris,
      N.A.) (a)(b)                                                                     2.05%   02/01/28        100         100,000
==================================================================================================================================
                                                                                                                         3,689,266
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM TAX-EXEMPT CASH FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDIANA--8.78%

   Indiana (State of) Development Finance Authority (Youth Opportunity Center,
      Inc.);
      Series 1998, Educational Facilities VRD RB (LOC-JPMorgan Chase Bank,
         N.A.) (a)(b)                                                                  2.30%   01/01/24  $   1,500  $    1,500,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 1999, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                      2.30%   01/01/29      1,300       1,300,000
----------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.);
      Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                       2.30%   02/01/25        795         795,000
==================================================================================================================================
                                                                                                                         3,595,000
==================================================================================================================================

IOWA--5.16%

   Iowa (State of) Finance Authority (YMCA); Series 2000, Economic Development
      VRD RB (LOC-Wells Fargo Bank, N.A) (a)(b)                                        1.65%   06/01/10      2,110       2,110,000
==================================================================================================================================

KENTUCKY--4.83%

   Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002,
      Lease Program VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                                1.63%   04/01/32      1,976       1,976,000
==================================================================================================================================

MARYLAND--2.93%

   Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. Economic Development
      VRD RB (LOC-BNP Paribas) (a)(b)(h)                                               1.55%   12/01/17      1,200       1,200,000
==================================================================================================================================

MICHIGAN--2.44%

   Wachovia MERLOTs (Detroit (City of) Water Supply System); Series 2000 D,
      Sr. Lien VRD RB (b)(e)(f)                                                        1.61%   07/01/29      1,000       1,000,000
==================================================================================================================================

MINNESOTA--0.49%

   Minnesota (State of) Rural Water Finance Authority; Series 2008, Public
      Construction RN                                                                  2.75%   06/01/09        200         201,262
==================================================================================================================================

NEW YORK--1.68%

   Orange (County of); Series 1999, Various Purpose Unlimited Tax GO (c)(d)            5.10%   07/15/08        680         687,676
==================================================================================================================================

NORTH DAKOTA--4.89%

   Fargo (City of) (Case Oil Co.); Series 1984, Commercial Development VRD RB
      (LOC-U.S. Bank N.A.) (a)(b)                                                      1.70%   12/01/14      2,000       2,000,000
==================================================================================================================================

OKLAHOMA--4.72%

   Oklahoma (State of) Development Finance Authority (St. John Health System);
      Series 1999, Ref. RB (c)(d)                                                      6.00%   02/15/09        300         310,339
----------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Water Resources Board;
      Series 1995, State Loan Program VRD RB (b)                                       1.80%   09/01/24        370         370,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2003A, State Loan Program VRD RB (b)                                      1.88%   10/01/36        250         250,000
----------------------------------------------------------------------------------------------------------------------------------
   Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvement VRD
      RB (b)                                                                           2.00%   05/15/17      1,000       1,000,000
==================================================================================================================================
                                                                                                                         1,930,339
==================================================================================================================================

PENNSYLVANIA--6.48%

   Chartiers Valley (Community of) Industrial & Commercial Development Authority
      (Asbury Villas); Series 2000 B, VRD IDR (LOC-Fifth Third Bank) (a)(b)            1.59%   12/01/30      2,650       2,650,000
==================================================================================================================================

TENNESSEE--4.28%

   Hawkins (County of) Industrial Development Board (Leggett & Platt Inc.); Series
      1988 B, Ref. VRD IDR (LOC-Wachovia Bank, N.A.) (a)(b)                            1.83%   10/01/27      1,750       1,750,000
==================================================================================================================================

TEXAS--4.05%

   Bell (County of) Health Facilities Development Corp. (Buckner Retirement
      Services, Inc. Obligated Group); Series 1998, RB (c)(d)                          5.25%   11/15/08        300         306,116
----------------------------------------------------------------------------------------------------------------------------------
   Highland Park (City of) Independent School District; Series 1999, School
      Building Unlimited Tax GO (c)(d)                                                 5.75%   02/15/09        200         204,940
----------------------------------------------------------------------------------------------------------------------------------
   Hockley (County of) Industrial Development Corp. (AMOCO); Series 1985, VRD PCR
      (b)(h)                                                                           2.00%   11/01/19        240         240,000
----------------------------------------------------------------------------------------------------------------------------------
   Mesquite (City of) Independent School District; Series 2003, Ref. School
      Building Unlimited Tax GO (CEP-Texas Permanent School Fund)                      5.00%   08/15/08        300         300,704
----------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of) Independent School District; Series 1997, School Building
      Unlimited Tax GO (c)(d)                                                          5.00%   08/15/08        250         250,728
----------------------------------------------------------------------------------------------------------------------------------
   University of Texas System Board of Regents; Series 1997, Permanent University
      Fund RB                                                                          5.25%   07/01/08        355         355,000
==================================================================================================================================
                                                                                                                         1,657,488
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM TAX-EXEMPT CASH FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
UTAH--0.99%

   University of Utah Board of Regents; Series 1998, Hospital RB (c)(d)                5.25%   08/01/08  $     400  $      404,484
==================================================================================================================================

WASHINGTON--5.26%

   Washington (State of) Health Care Facilities Authority (Swedish Health
      Services); Series 2006, VRD RB (LOC-Citibank, N.A.) (a)(b)(e)                    1.66%   11/15/26      2,151       2,151,000
==================================================================================================================================

WISCONSIN--3.20%

   Madison (City of) Community Development Authority (Hamilton Point Apartments);
      Series 1997 A, Ref. MFH VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(e)         1.71%   10/01/22        805         805,000
----------------------------------------------------------------------------------------------------------------------------------
   Rock (County of); Series 2007, Promissory Notes Unlimited Tax GO                    4.25%   07/10/08        300         300,032
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of); Series 1999 A, Ref. Unlimited Tax GO (c)(d)                   5.00%   05/01/09        200         204,833
==================================================================================================================================
                                                                                                                         1,309,865
==================================================================================================================================
TOTAL INVESTMENTS--98.47%
   (Cost $40,296,969) (i)(j)                                                                                            40,296,969
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES--1.53%                                                                                       626,441
==================================================================================================================================
NET ASSETS--100.00%                                                                                                 $   40,923,410
==================================================================================================================================

Investment Abbreviations:

CEP     -- Credit Enhancement Provider
GO      -- General Obligation Bonds
IDR     -- Industrial Development Revenue Bonds
INS     -- Insurer
LOC     -- Letter of Credit
MERLOTs -- Municipal Exempt Receipts Liquidity Option Tender
MFH     -- Multi-Family Housing
PCR     -- Pollution Control Revenue Bonds
RB      -- Revenue Bonds
Ref.    -- Refunding
RN      -- Revenue Notes
Sr.     -- Senior
VRD     -- Variable Rate Demand
Wts.    -- Warrants

Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.

(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $7,801,000, which represented 19.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(g) Principal and/or interest payments are secured by the bond insurance company listed.

(h) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%. Countries less than 5%: 10.8%

See accompanying notes which are an integral part of this schedule.

AIM TAX-EXEMPT CASH FUND

(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                                              Percentage
--------                                                              ----------
JP Morgan Chase Bank, N.A.                                              12.46%
U.S. Bank, N.A.                                                          9.72
Citibank, N.A.                                                           7.57
Fifth Third Bank                                                         6.48
Branch Banking and Trust Co.                                             5.74
Wachovia Bank, N.A.                                                      5.74
Alaska Housing Finance Corp.                                             5.33
Wells Fargo Bank, N.A.                                                   5.16

(j)  Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM TAX-EXEMPT CASH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

AIM TAX-EXEMPT CASH FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
-----------                                                       --------------
Level 1                                                             $        --
Level 2                                                              40,296,969
Level 3                                                                      --
                                                                    ===========
                                                                    $40,296,969
                                                                    ===========

                         AIM TAX-FREE INTERMEDIATE FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --service mark--

invescoaim.com            TFI-QTR-1 06/08            Invesco Aim Advisors, Inc.

AIM TAX-FREE INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS
June 30, 2008
(Unaudited)

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.05%

ALABAMA--2.12%

   Alabama (State of) Board of Education (Lawson State Community College); Series
      2007 A, Tuition RB (INS-Financial Security Assurance Inc.) (a)(b)                4.38%   06/01/25  $     470  $      450,707
----------------------------------------------------------------------------------------------------------------------------------
   Birmingham (City of); Series 2001 B, Ref. Unlimited Tax GO Wts. (INS-Financial
      Security Assurance Inc.) (a)(b)                                                  5.25%   07/01/10      1,950       2,043,600
----------------------------------------------------------------------------------------------------------------------------------
   Jefferson (County of); Series 2000, School RB Wts. (INS-Financial Security
      Assurance Inc.) (a)(b)                                                           5.05%   02/15/09      1,000       1,018,890
----------------------------------------------------------------------------------------------------------------------------------
   Mobile (City of) Industrial Development Board (Alabama Power Co.); Series 2007
      C, Pollution Control IDR (b)(c)                                                  5.00%   03/19/15      2,100       2,139,396
==================================================================================================================================
                                                                                                                         5,652,593
==================================================================================================================================

ARIZONA--7.10%

   Arizona State University (Sun Devil Energy Center LLC); Series 2004, VRD RB
      (INS-Financial Guaranty Insurance Co.) (a)(d)(e)                                10.00%   07/01/30     15,000      15,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Phoenix (City of) Civic Improvement Corp.; Series 2001, Ref. Wastewater System
      Jr. Lien RB (INS-Financial Guaranty Insurance Co.) (a)(b)                        5.25%   07/01/11      3,000       3,173,400
----------------------------------------------------------------------------------------------------------------------------------
   Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal Facilities RB
      (INS-XL Capital Assurance Inc.) (a)(b)                                           5.00%   07/01/24        750         763,590
==================================================================================================================================
                                                                                                                        18,936,990
==================================================================================================================================

ARKANSAS--1.11%

   Bentonville (City of) Series 2007, Sales & Use Tax RB (INS-Ambac Assurance
      Corp.) (a)(b)                                                                    4.38%   11/01/25      1,000         974,440
----------------------------------------------------------------------------------------------------------------------------------
   Independence (County of) (Entergy Mississippi, Inc.) Series 1999, Pollution
      Control RB (INS-Ambac Assurance Corp.) (a)(b)                                    4.90%   07/01/22      1,000         960,960
----------------------------------------------------------------------------------------------------------------------------------
   Little Rock (City of) School District; Series 2001 C, Limited Tax GO
      (INS-Financial Security Assurance Inc.) (a)(b)                                   5.00%   02/01/10      1,000       1,030,730
==================================================================================================================================
                                                                                                                         2,966,130
==================================================================================================================================

CALIFORNIA--2.35%
   California (State of) Statewide Communities Development Authority
      (Henry Mayo Newhall Memorial) Series 2007 B, Insured RB (INS-Ambac
      Assurance Corp.) (a)(b)                                                          5.05%   10/01/28      1,500       1,457,280
----------------------------------------------------------------------------------------------------------------------------------
   California (State of); Series 2006 2, Ref. Unlimited Tax GO (INS-Ambac
      Assurance Corp.) (a)(b)                                                          4.60%   09/01/26      1,000         972,340
----------------------------------------------------------------------------------------------------------------------------------
   California Statewide Communities Development Authority; Series 2006 A, Ref.
      Pollution Control RB (INS-XL Capital Assurance Inc.) (a)(b)(c)                   4.10%   04/01/13      1,000         967,110
----------------------------------------------------------------------------------------------------------------------------------
   Monrovia (City of) Financing Authority (Library); Series 2007, Lease RB
      (INS-Ambac Assurance Corp.) (a)(b)                                               4.63%   12/01/32      1,000         918,370
----------------------------------------------------------------------------------------------------------------------------------
   Rancho Mirage (City of) Joint Powers Financing Authority (Eisenhower Medical
      Center); Series 2007 A, RB (b)                                                   5.00%   07/01/21      1,000       1,009,370
----------------------------------------------------------------------------------------------------------------------------------
   Santa Ana (City of) (Local Street Improvement Project); Series 2007, Gas Tax
      Revenue COP (INS-MBIA Insurance Corp.) (a)(b)                                    4.38%   01/01/24      1,000         937,100
==================================================================================================================================
                                                                                                                         6,261,570
==================================================================================================================================

COLORADO--2.43%

   Aurora (City of) (The Children's Hospital) Series 2004 D, RB (INS-Financial
      Security Assurance Inc.) (a)(b)                                                  5.00%   12/01/20      1,000       1,049,650
----------------------------------------------------------------------------------------------------------------------------------
   Northwest Parkway Public Highway Authority; Sr. Series 2001 A, RB (b)(f)            5.00%   06/15/11      1,000       1,043,390
----------------------------------------------------------------------------------------------------------------------------------
   Public Authority for Colorado Energy,
      Series 2008, Natural Gas RB (b)                                                  6.13%   11/15/23      1,000         977,070
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Natural Gas RB (b)                                                  6.25%   11/15/28      2,000       1,945,980
----------------------------------------------------------------------------------------------------------------------------------
   University of Colorado Hospital Authority Series 1997 A, Ref. RB (INS-Ambac
      Assurance Corp.) (a)(b)                                                          5.25%   11/15/22      1,470       1,475,028
==================================================================================================================================
                                                                                                                         6,491,118
==================================================================================================================================

CONNECTICUT--0.75%

   Connecticut (State of) Resources Recovery Authority (Bridgeport Resco Co. L.P.)
      Series 1999, Ref. RB (INS-MBIA Insurance Corp.) (a)(b)                           5.13%   01/01/09      1,000       1,013,060
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--(CONTINUED)

   New Haven Solid Waste Authority; Series 2008, RB (b)                                5.13%   06/01/23  $   1,000  $      999,440
==================================================================================================================================
                                                                                                                         2,012,500
==================================================================================================================================

DISTRICT OF COLUMBIA--0.88%

   District of Columbia;
      Series 1993 B-1, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)(b)        5.50%   06/01/09      1,250       1,289,275
----------------------------------------------------------------------------------------------------------------------------------
      Series 1999 B, Ref. Unlimited Tax GO (INS-Financial Security Assurance Inc.)
      (a)(b)                                                                           5.50%   06/01/10      1,000       1,050,260
==================================================================================================================================
                                                                                                                         2,339,535
==================================================================================================================================

FLORIDA--1.81%

   Citizens Property Insurance Corp.; Series 2008 A-1, Sr. Sec. High Risk RB (b)       5.00%   06/01/11      1,000       1,016,190
----------------------------------------------------------------------------------------------------------------------------------
   Florida (State of) Board of Education; Series 2000 B, Lottery RB (INS-Financial
      Guaranty Insurance Co.) (a)(b)                                                   5.75%   07/01/10      1,000       1,050,670
----------------------------------------------------------------------------------------------------------------------------------
   Hillsborough (County of) Industrial Development Authority (Tampa Electric);
      Series 2007 B, Pollution Control IDR (b)(c)                                      5.15%   09/01/13        500         497,060
----------------------------------------------------------------------------------------------------------------------------------
   Miami-Dade (County of) Health Facilities Authority (The Children's Hospital);
      Series 1994, VRD RB (INS-MBIA Insurance Corp.) (a)(b)(c)                         4.55%   08/01/13        250         245,880
----------------------------------------------------------------------------------------------------------------------------------
   Miami-Dade (County of); Series 2008 A, Water & Sewer System VRD RB
      (INS-Financial Guaranty Insurance Co.) (a)(d)(e)                                10.00%   10/05/22        850         850,000
----------------------------------------------------------------------------------------------------------------------------------
   Village Center Community Development District; Series 1998 A, Ref. Recreational
      RB (INS-MBIA Insurance Corp.) (a)(b)                                             5.50%   11/01/10      1,105       1,166,361
==================================================================================================================================
                                                                                                                         4,826,161
==================================================================================================================================

GEORGIA--4.18%

   Burke (County of) Development Authority (Georgia Power Co.); Series 1995,
      Pollution Control RB (b)(c)                                                      3.75%   10/01/12      4,000       3,962,200
----------------------------------------------------------------------------------------------------------------------------------
   Dalton (City of); Series 1999, Combined Utilities RB (INS-Financial Security
      Assurance Inc.) (a)(b)                                                           5.75%   01/01/10      1,015       1,058,066
----------------------------------------------------------------------------------------------------------------------------------
   Georgia (State of);
      Series 1992 B, Unlimited Tax GO (b)                                              6.30%   03/01/09      1,425       1,467,864
----------------------------------------------------------------------------------------------------------------------------------
      Series 1992 B, Unlimited Tax GO (b)                                              6.30%   03/01/10      1,000       1,059,560
----------------------------------------------------------------------------------------------------------------------------------
   South Regional Joint Development Authority (Valdosta State University);
      Series 2007, Parking & Health RB (INS-XL Capital Assurance Inc.) (a)(b)          5.00%   08/01/20      1,385       1,435,082
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Parking & Health RB (INS-XL Capital Assurance Inc.) (a)(b)          5.00%   08/01/21      1,490       1,535,698
----------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Parking & Health RB (INS-XL Capital Assurance Inc.) (a)(b)          5.00%   08/01/22        605         620,724
==================================================================================================================================
                                                                                                                        11,139,194
==================================================================================================================================
HAWAII--0.39%

   Hawaii (State of); Series 1993 CA, Unlimited Tax GO (INS-MBIA Insurance Corp.)
      (a)(b)                                                                           5.75%   01/01/10      1,000       1,042,880
==================================================================================================================================

IDAHO--1.09%

   Caldwell (City of) Urban Renewal Agency; Series 2008, Tax Allocation RB (b)         4.00%   09/01/19      1,205       1,129,784
----------------------------------------------------------------------------------------------------------------------------------
   University of Idaho; Series 2007 B, RB (INS-Financial Security Assurance Inc.)
      (a)(b)(c)                                                                        4.50%   04/01/18      1,750       1,778,910
==================================================================================================================================
                                                                                                                         2,908,694
==================================================================================================================================

ILLINOIS--6.33%

   Chicago (City of) (Central Loop Redevelopment); Sub. Series 2000 A, Tax
      Increment Allocation RB (INS-ACA Financial Guaranty Corp.) (a)(b)                6.50%   12/01/08      8,000       8,076,320
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Children's Memorial Hospital); Series
      2008 A, RB (INS-Assured Guaranty Ltd.) (a)(b)                                    5.25%   08/15/33      1,000       1,010,890
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999
      A, RB (INS-Financial Security Assurance Inc.) (a)(b)                             5.00%   05/15/17      2,000       2,063,480
----------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of); First Series 2001, Ref. Unlimited Tax GO (INS-Financial
      Security Assurance Inc.) (a)(b)                                                  5.25%   10/01/11      1,790       1,906,690
----------------------------------------------------------------------------------------------------------------------------------
   Kendall-Grundy, Kane & Will (Counties of) High School District No. 18; Series
      2007 A, Ref. Unlimited Tax GO (INS-Financial Guaranty Insurance Co.) (a)(b)      4.38%   10/01/21      1,000         984,630
----------------------------------------------------------------------------------------------------------------------------------
   Madison & Saint Clair (Counties of) School District No. 10 (Collinsville School
      Building); Series 2001, Unlimited Tax GO (INS-Financial Guaranty Insurance
      Co.) (a)(b)                                                                      5.00%   02/01/11      1,150       1,188,686
----------------------------------------------------------------------------------------------------------------------------------
   McHenry (County of) Community School District No. 47 (Crystal Lake); Series
      1999, Unlimited Tax GO (INS-Financial Security Assurance Inc.) (a)(b)            5.13%   02/01/10        610         618,199
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)

   Northern Municipal Power Agency (Prairie St. Power Project);
      Series 2007 A, RB (INS-MBIA Insurance Corp.) (a)(b)                              5.00%   01/01/19  $   1,000  $    1,036,720
==================================================================================================================================
                                                                                                                        16,885,615
==================================================================================================================================

INDIANA--1.48%

   Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment
      Allocation RB (INS-CIFG Guaranty, Ltd.) (a)(b)                                   5.00%   01/15/22      2,470       2,469,950
----------------------------------------------------------------------------------------------------------------------------------
   Zionsville (City of) Community Schools Building Corp.; Series 2002, First
      Mortgage RB (b)(f)                                                               5.00%   07/15/11      1,420       1,478,632
==================================================================================================================================
                                                                                                                         3,948,582
==================================================================================================================================

KANSAS--1.40%

   Johnson (County of) Water District No. 1; Series 2001, Water RB (b)                 5.00%   06/01/11      1,770       1,866,925
----------------------------------------------------------------------------------------------------------------------------------
   Wyandotte (County of), School District No. 500; Series 2001, Unlimited Tax GO
      (INS-Financial Security Assurance Inc.) (a)(b)                                   5.50%   09/01/11      1,750       1,872,185
==================================================================================================================================
                                                                                                                         3,739,110
==================================================================================================================================

KENTUCKY--0.76%

   Kentucky (State of) Economic Development Finance Authority (Catholic Health
      Initiatives); Series 2004 D, RB (b)(c)                                           3.50%   05/01/10      1,000         997,280
----------------------------------------------------------------------------------------------------------------------------------
   Louisville & Jefferson (County of) Metropolitan Government (Jewish Hospital &
      St. Mary's Healthcare) Series 2008, RB (b)                                       6.00%   02/01/22      1,000       1,021,160
==================================================================================================================================
                                                                                                                         2,018,440
==================================================================================================================================

LOUISIANA--1.91%

   Louisiana (State of) Energy & Power Authority; Series 2000, Ref. Power Project
      RB (INS-Financial Security Assurance Inc.) (a)(b)                                5.75%   01/01/11      2,500       2,657,225
----------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Black & Gold Facilities
      Project); Series 2007 A, RB (INS-CIFG Guaranty, Ltd.) (a)(b)                     5.00%   07/01/22        500         476,090
----------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program);
      Series 2007, RB (INS-Ambac Assurance Corp.) (a)(b)                               5.00%   06/01/18      1,000       1,042,300
----------------------------------------------------------------------------------------------------------------------------------
   Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District
      Court); Series 2007, RB (INS-Financial Guaranty Insurance Co.) (a)(b)            4.50%   06/01/21      1,000         920,320
==================================================================================================================================
                                                                                                                         5,095,935
==================================================================================================================================

MARYLAND--2.27%

   Maryland (State of) Health & Higher Educational Facilities Authority
      (Lifebridge Health);
      Series 2008, RB (b)                                                              5.00%   07/01/18      1,000       1,037,400
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB (INS-Assured Guaranty Corp.) (a)(b)                              5.00%   07/01/20      1,000       1,032,170
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB (INS-Assured Guaranty Corp.) (a)(b)                              5.00%   07/01/22      1,005       1,035,833
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority (The Johns
      Hopkins Hospital); Series 2008, Health Systems RB (b)(c)                         5.00%   05/15/13      1,000       1,041,090
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Health Systems RB (b)(c)                                            5.00%   05/15/15        500         519,690
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (University of Maryland Medical System Issue); Series 2004 A, VRD RB
      (INS-Ambac Assurance Corp.) (a)(d)(e)                                           10.00%   07/01/23        885         885,000
----------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Washington County Hospital); Series 2008, RB (b)                                5.00%   01/01/20        500         487,210
==================================================================================================================================
                                                                                                                         6,038,393
==================================================================================================================================

MASSACHUSETTS--2.91%

   Massachusetts (State of);
      Series 2000 A, Consumer Lien Limited Tax GO (b)                                  5.75%   02/01/09      5,000       5,112,950
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001 D, Consumer Lien Limited Tax GO (b)(c)(f)                            5.25%   11/01/11      2,500       2,641,025
==================================================================================================================================
                                                                                                                         7,753,975
==================================================================================================================================

MICHIGAN--2.41%

   Detroit (City of); Series 1997 B, Ref. Unlimited Tax GO (INS-MBIA Insurance
      Corp.) (a)(b)                                                                    5.38%   04/01/10      1,630       1,647,262
----------------------------------------------------------------------------------------------------------------------------------
   Hartland (City of) Consolidated School District; Series 2001, Ref. Unlimited
      Tax GO (CEP-Michigan School Bond Loan Fund) (b)                                  5.50%   05/01/11      1,000       1,063,060
----------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 1995 CC, Ref.
      Limited Obligation RB (INS-Ambac Assurance Corp.) (a)(b)(c)                      4.85%   09/01/11      1,800       1,876,428
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)

   Taylor (City of); Series 2001, COP (INS-Ambac Assurance Corp.) (a)(b)               5.00%   02/01/11  $     495  $      516,741
----------------------------------------------------------------------------------------------------------------------------------
   Troy (City of) Downtown Development Authority; Series 2001, Ref. & Development
      Tax Allocation RB (INS-MBIA Insurance Corp.) (a)(b)                              5.00%   11/01/10      1,265       1,325,201
==================================================================================================================================
                                                                                                                         6,428,692
==================================================================================================================================

MINNESOTA--1.00%

   Western Minnesota Municipal Power Agency;
      Series 2001 A, Ref. RB (INS-Ambac Assurance Corp.) (a)(b)                        5.50%   01/01/10      1,245       1,288,301
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Ref. RB (INS-Ambac Assurance Corp.) (a)(b)                        5.50%   01/01/11      1,300       1,365,078
==================================================================================================================================
                                                                                                                         2,653,379
==================================================================================================================================

MISSISSIPPI--1.11%

   Mississippi (State of) Development Bank (Lowndes County Industrial Development
      Project); Series 2007, Special Obligation IDR (INS-Financial Security
      Assurance Inc.) (a)(b)                                                           5.00%   07/01/19      1,160       1,234,286
----------------------------------------------------------------------------------------------------------------------------------
   Rankin (County of) School District; Series 2001, Unlimited Tax GO
      (INS-Financial Security Assurance Inc.) (a)(b)                                   5.00%   10/01/11      1,625       1,715,415
==================================================================================================================================
                                                                                                                         2,949,701
==================================================================================================================================

MISSOURI--1.09%

   Cass (County of); Series 2007, Hospital RB (b)                                      5.00%   05/01/17        500         484,700
----------------------------------------------------------------------------------------------------------------------------------
   Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO (b)         5.00%   03/01/25      1,250       1,292,537
----------------------------------------------------------------------------------------------------------------------------------
   Missouri (State of) Health & Educational Facilities Authority (Webster
      University); Series 2001, Educational Facilities RB (INS-MBIA Insurance
      Corp.) (a)(b)                                                                    5.00%   04/01/11      1,075       1,126,267
==================================================================================================================================
                                                                                                                         2,903,504
==================================================================================================================================

MONTANA--0.95%

   Montana (State of) Facility Finance Authority (Glendive Medical Center);
      Series 2008 A, Master Loan RB (b)                                                4.63%   07/01/18      1,010       1,034,785
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Master Loan RB (b)                                                4.75%   07/01/28      1,000         968,110
----------------------------------------------------------------------------------------------------------------------------------
   Montana (State of) Facility Finance Authority (Mission Ridge); Series 2002,
      VRD RB (LOC-Bank of America, N.A.) (d)(e)(g)                                     1.53%   08/01/27        521         521,000
==================================================================================================================================
                                                                                                                         2,523,895
==================================================================================================================================

NEVADA--1.10%

   Nevada (State of); Series 1999 A, Capital Improvement & Cultural Affairs
      Limited Tax GO (b)                                                               5.00%   02/01/10      1,500       1,533,510
----------------------------------------------------------------------------------------------------------------------------------
   Reno (City of) (Washoe Medical Center); Series 2005 A, RB (INS-Financial
      Security Assurance Inc.) (a)(b)                                                  5.25%   06/01/17      1,300       1,389,583
==================================================================================================================================
                                                                                                                         2,923,093
==================================================================================================================================

NEW JERSEY--3.07%

   New Jersey (State of) Transportation Trust Fund Authority;
      Series 1999 A, Transportation System RB (b)(f)                                   5.50%   06/15/10      7,060       7,428,815
----------------------------------------------------------------------------------------------------------------------------------
      Series 1999 A, Transportation System RB (b)                                      5.50%   06/15/10        720         754,531
==================================================================================================================================
                                                                                                                         8,183,346
==================================================================================================================================

NEW YORK--0.48%

   New York (State of) Dormitory Authority (Frances Schervier Obligated Group);
      Series 1997, RB (INS-Financial Security Assurance Inc.) (a)(b)                   5.50%   07/01/10      1,205       1,267,925
==================================================================================================================================

NORTH CAROLINA--3.56%
   Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare);
      Series 2007 A, Ref. Health Care System RB (b)                                    5.00%   01/15/19      1,000       1,045,180
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Ref. Health Care System RB (b)                                    4.63%   01/15/26      1,000         969,020
----------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of); Series 1999 A, Public Improvements Unlimited Tax GO
      (b)(c)(f)                                                                        5.25%   03/01/09      5,000       5,140,150
----------------------------------------------------------------------------------------------------------------------------------
   Oak Island (Town of) (Waste Water Project);
      Series 2008 A, Enterprise System RB (INS-MBIA Insurance Corp.) (a)(b)            5.00%   06/01/20      1,065       1,105,438
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Enterprise System RB (INS-MBIA Insurance Corp.) (a)(b)            5.00%   06/01/23      1,210       1,239,415
==================================================================================================================================
                                                                                                                         9,499,203
==================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.65%

   Burleigh (County of), (Medcenter One, Inc.); Series 1999, Ref. Health Care RB
      (INS-MBIA Insurance Corp.) (a)(b)                                                5.25%   05/01/09  $   1,695  $    1,735,714
==================================================================================================================================

OHIO--0.34%

   Buckeye (City of) Tobacco Settlement Financing Authority; Series 2007 A-2, Sr.
      Asset-Backed RB (b)                                                              5.38%   06/01/24        980         911,086
==================================================================================================================================

OKLAHOMA--4.35%

   Grand River Dam Authority; Series 1993, Ref. RB (INS-Ambac Assurance Corp.) (a)(b)  5.50%   06/01/09      2,000       2,063,580
----------------------------------------------------------------------------------------------------------------------------------
   Mustang (City of) Improvement Authority; Series 1999, Utility RB (INS-Financial
      Security Assurance Inc.) (a)(b)                                                  5.25%   10/01/09        525         537,353
----------------------------------------------------------------------------------------------------------------------------------
   Payne (County of) Economic Development Authority (Oklahoma State University
      Foundation Phase III Student Housing, LLC Project); Series 2002, Student
      Housing VRD RB (INS-Ambac Assurance Corp.) (a)(d)(e)                             9.00%   07/01/32      9,000       9,000,000
==================================================================================================================================
                                                                                                                        11,600,933
==================================================================================================================================

PENNSYLVANIA--1.70%

   Allegheny (County of) Hospital Development Authority (The University of
      Pittsburgh Medical Center) Series 2008 B, RB (b)                                 5.00%   06/15/18      1,000       1,034,050
----------------------------------------------------------------------------------------------------------------------------------
   Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007
      A, University RB (b)                                                             5.40%   09/01/16        500         495,570
----------------------------------------------------------------------------------------------------------------------------------
   Lancaster (County of) Hospital Authority (Willow Lakes Health Center); Series
      1998 B, VRD RB (INS-MBIA Insurance Corp.) (a)(d)(e)                             10.00%   12/01/18      2,000       2,000,000
----------------------------------------------------------------------------------------------------------------------------------
   Westmoreland (County of) Municipal Authority; Series 2003, Service RB
      (INS-Financial Guaranty Insurance Co.) (a)(b)                                    5.00%   08/15/08      1,000       1,001,780
==================================================================================================================================
                                                                                                                         4,531,400
==================================================================================================================================

PUERTO RICO--0.40%

   Puerto Rico (Commonwealth of); Series 2003 C7, Ref. Sub. GO (INS-MBIA Insurance
      Corp.) (a)(b)                                                                    6.00%   07/01/27      1,000       1,057,750
==================================================================================================================================

RHODE ISLAND--0.72%

   Rhode Island (State of) Health & Educational Building Corp. (Public Schools
      Financing Program); Series 2007 B, RB (INS-Ambac Assurance Corp.) (a)(b)         5.00%   05/15/21      1,000       1,033,950
----------------------------------------------------------------------------------------------------------------------------------
   Woonsocket (City of); Series 2000, Unlimited Tax GO (INS-Financial Guaranty
      Insurance Co.) (a)(b)                                                            5.25%   10/01/10        840         875,851
==================================================================================================================================
                                                                                                                         1,909,801
==================================================================================================================================

SOUTH CAROLINA--2.89%

   Piedmont Municipal Power Agency; Series 1993, Electric RB (INS-MBIA Insurance
      Corp.) (a)(b)                                                                    5.60%   01/01/09      1,000       1,014,890
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health
      Alliance); Series 2005 A, Ref. RB (INS-Financial Security Assurance Inc.)
      (a)(b)                                                                           4.00%   08/01/17      1,500       1,476,390
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Public Service Authority; Series 1999 A, RB (INS-MBIA
      Insurance Corp.) (a)(b)                                                          5.50%   01/01/10      1,000       1,040,140
----------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of); Series 2001 B, Capital Improvements Unlimited Tax GO
      (b)                                                                              5.50%   04/01/11      1,000       1,064,800
----------------------------------------------------------------------------------------------------------------------------------
   Spartanburg (County of) Regional Health Services District; Series 2003 A, RB
      (INS-Assured Guaranty Ltd.) (a)(b)                                               4.50%   04/15/27      1,735       1,654,409
----------------------------------------------------------------------------------------------------------------------------------
   Tobacco Settlement Revenue Management Authority; Series 2008, Ref. RB (b)           5.00%   06/01/18      1,500       1,462,530
==================================================================================================================================
                                                                                                                         7,713,159
==================================================================================================================================

SOUTH DAKOTA-0.35%

   South Dakota (State of) Building Authority; Series 2007, RB (INS-Financial
      Guaranty Insurance Co.) (a)(b)                                                   4.50%   06/01/23      1,000         921,300
==================================================================================================================================

TENNESSEE-2.76%

   Sevier (County of) Public Building Authority,
      Series 1998 A-3 Class IIII, Local Government RB (INS-Ambac Assurance Corp.)
     (a)(d)(e)                                                                         9.00%   06/01/19      1,800       1,800,000
----------------------------------------------------------------------------------------------------------------------------------
      Series 2000 D-2 Class IV, Local Government Public Improvement (INS-Ambac
     Assurance Corp.) (a)(d)(e)                                                        9.00%   06/01/25      4,500       4,500,000
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an intergal part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--(CONTINUED)

   Shelby (County of) Health Educational & Housing Facilities Board (Methodist
      Healthcare - University Hospital) Series 2004 B, RB (INS-Financial Security
      Assurance Inc.) (a)(b)                                                           5.00%   09/01/17  $   1,000  $    1,055,590
==================================================================================================================================
                                                                                                                         7,355,590
==================================================================================================================================

TEXAS--17.82%

   Amarillo (City of) Health Facilities Corp. (Baptist St. Anthony's Hospital);
      Series 1998, RB (INS-Financial Security Assurance Inc.) (a)(b)                   5.50%   01/01/10      1,275       1,297,466
----------------------------------------------------------------------------------------------------------------------------------
   Austin (City of); Series 2001, Limited Tax Certificates GO (b)                      5.00%   09/01/09      1,900       2,004,310
----------------------------------------------------------------------------------------------------------------------------------
   Canadian River Municipal Water Authority; Series 1999, Conjunctive Use Contract
      RB (b)(c)(f)                                                                     5.00%   02/15/09      1,000       1,019,390
----------------------------------------------------------------------------------------------------------------------------------
   Dallas (County of) Utility & Reclaimation District,
      Series 2005 A, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)(b)          5.00%   02/15/19      1,000       1,004,810
----------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Unlimited Tax GO (INS-Ambac Assurance Corp.) (a)(b)          5.15%   02/15/21      3,000       3,008,100
----------------------------------------------------------------------------------------------------------------------------------
   Garland (City of); Series 2001, Limited Tax Certificates GO (INS-MBIA Insurance
      Corp.) (a)(b)                                                                    5.25%   02/15/11      2,435       2,557,383
----------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (Memorial Hermann
      Hospital System Project); Series 1998, Hospital RB (INS-Financial Security
      Assurance Inc.) (a)(b)                                                           5.50%   06/01/09      2,500       2,576,250
----------------------------------------------------------------------------------------------------------------------------------
   Houston (City of) Convention & Entertainment Facilities Department; Series 2001
      A, Ref. Hotel Occupancy and Special Tax RB (INS-Ambac Assurance Corp.) (a)(b)    5.50%   09/01/10      1,000       1,045,480
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Ref. Hotel Occupancy and Special Tax RB (INS-Ambac Assurance
         Corp.) (a)(b)                                                                 5.50%   09/01/11      4,000       4,216,400
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac Assurance Corp.)
         (a)(b)                                                                        5.25%   09/01/10      1,000       1,040,310
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac Assurance Corp.)
         (a)(b)                                                                        5.25%   09/01/11      2,360       2,470,212
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac Assurance Corp.)
         (a)(b)                                                                        5.50%   09/01/11      2,460       2,593,086
----------------------------------------------------------------------------------------------------------------------------------
   Katy (City of) Independent School District; Series 1999 A, Unlimited Tax GO
      (CEP-Texas Permanent School Fund) (b)                                            5.20%   02/15/10      1,285       1,303,530
----------------------------------------------------------------------------------------------------------------------------------
   Lower Colorado River Authority; Series 1999 B, Ref. RB (INS-Financial Security
      Assurance Inc.) (a)(b)                                                           6.00%   05/15/10      1,460       1,516,750
----------------------------------------------------------------------------------------------------------------------------------
   North Texas Municipal Water District; Series 2001, Water System RB (INS-MBIA
      Insurance Corp.) (a)(b)                                                          5.00%   09/01/11      1,040       1,093,570
----------------------------------------------------------------------------------------------------------------------------------
   North Texas Tollway Authority;
      Series 2008 E-3, Ref. First Tier System RB (b)(c)                                5.75%   01/01/16      1,000       1,043,220
----------------------------------------------------------------------------------------------------------------------------------
      Series 2008 G, Ref. First Tier System RB (b)(c)                                  5.00%   01/01/10      1,000       1,010,030
----------------------------------------------------------------------------------------------------------------------------------
   San Antonio (City of);
      Series 1994, Electric & Gas RB (b)                                               5.00%   02/01/12      2,375       2,510,137
----------------------------------------------------------------------------------------------------------------------------------
      Series 1998 A, Electric & Gas RB (b)(c)(f)                                       5.25%   02/01/09      2,960       3,047,350
----------------------------------------------------------------------------------------------------------------------------------
      Series 1998 A, Electric & Gas RB (b)                                             5.25%   02/01/10      5,540       5,676,838
----------------------------------------------------------------------------------------------------------------------------------
      Series 1998 A, Ref. Limited Tax GO (b)                                           5.00%   02/01/11      1,490       1,506,226
----------------------------------------------------------------------------------------------------------------------------------
   Texas Tech University; 6th Series 1999, Financing System RB (INS-Ambac Assurance
      Corp.) (a)(b)                                                                    5.25%   02/15/11      3,910       3,964,193
==================================================================================================================================
                                                                                                                        47,505,041
==================================================================================================================================

UTAH--0.42%

   Tooele (County of) School District; Series 2001, Unlimited Tax GO (CEP-Utah
      School Bond Guaranty) (b)                                                        4.50%   06/01/11      1,075       1,116,861
==================================================================================================================================

VERMONT--0.38%

   Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher
      Allen Heath Care); Series 2004 B, RB (INS-Financial Security Assurance Inc.)
      (a)(b)                                                                           5.00%   12/01/22      1,000       1,008,520
==================================================================================================================================

VIRGINIA--0.49%

   Norton (City of) Industrial Development Authority (Norton Community Hospital);
      Series 2001, Ref. & Improvement Hospital IDR (INS-ACA Financial Guaranty
         Corp.) (a)(b)                                                                 5.13%   12/01/10      1,315       1,301,390
==================================================================================================================================

WASHINGTON--8.38%

   Energy Northwest (Project #3);
      Series 2001 A, Ref. Electric RB (INS-Financial Security Assurance Inc.) (a)
         (b)                                                                           5.50%   07/01/10      1,000       1,052,620
----------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, Ref. Electric RB (INS-Financial Security Assurance Inc.) (a)
         (b)                                                                           5.50%   07/01/11      7,500       7,999,875
----------------------------------------------------------------------------------------------------------------------------------
   Seattle (City of); Series 2001, Ref. Municipal Light & Power Improvements RB
      (INS-Financial Security Assurance Inc.) (a)(b)                                   5.25%   03/01/11      3,000       3,161,850
----------------------------------------------------------------------------------------------------------------------------------
   Snohomish (County of); Series 2001, Limited Tax GO (b)                              5.25%   12/01/11      2,685       2,861,458
----------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) (Department of Ecology); Series 2001, Ref. COP (INS-Ambac
      Assurance Corp.) (a)(b)                                                          4.75%   04/01/11      5,310       5,440,148
==================================================================================================================================

See accompanying notes which are an intergal part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                                         PRINCIPAL
                                                                                     INTEREST  MATURITY    AMOUNT
                                                                                       RATE      DATE       (000)        VALUE
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--(CONTINUED)

   Washington (State of); Series 2001 R-A, Ref. Unlimited Tax GO (b)                   5.00%   09/01/10  $   1,745  $    1,825,270
==================================================================================================================================
                                                                                                                        22,341,221
==================================================================================================================================

WISCONSIN--1.98%

   Fond du Lac (City of) School District; Series 2000, Ref. Unlimited Tax GO
      (b)(c)(f)                                                                        5.25%   04/01/10      1,000       1,044,340
----------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of);
      Series 1993 2, Ref. Unlimited Tax GO (b)                                         5.13%   11/01/11      2,000       2,120,520
----------------------------------------------------------------------------------------------------------------------------------
      Series 1999 C, Unlimited Tax GO (b)                                              5.75%   05/01/10      2,000       2,101,760
==================================================================================================================================
                                                                                                                         5,266,620
==================================================================================================================================

WYOMING--0.38%

   Wyoming (State of) Municipal Power Agency Series 2008 A, RB (b)                     5.38%   01/01/25      1,000       1,015,230
==================================================================================================================================
TOTAL INVESTMENTS(h)--100.05%  (Cost $263,525,831)                                                                      266,681,769
==================================================================================================================================
OTHER ASSETS LESS LIABILITIES--(0.05)%                                                                                     (130,163)
==================================================================================================================================
NET ASSETS--100.00%                                                                                                  $  266,551,606
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Investment Abbreviations:

CEP  -- Credit Enhancement Provider
COP  -- Certificates of Participation
GO   -- General Obligation Bonds
IDR  -- Industrial Development Revenue Bonds
INS  -- Insurer
Jr.  -- Junior
LOC  -- Letter of Credit
RB   -- Revenue Bonds
Ref. -- Refunding
Sr.  -- Senior
Sub. -- Subordinated
VRD  -- Variable Rate Demand
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Principal and/or interest payments are secured by the bond insurance company listed.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $232,125,769, which represented 87.08% of the Fund's Net Assets. See
     Note 1A.

(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.

(e)  Security is considered a cash equivalent.

(f) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h) This table, as of June 30, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                                              Percentage
--------                                                              ----------
Ambac Assurance Corp.                                                   21.84%
Financial Guaranty Insurance Co.                                        17.22
Financial Security Assurance Inc.                                        9.74
MBIA Insurance Corp.                                                     9.39


See accompanying notes which are an intergal part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

AIM TAX-FREE INTERMEDIATE FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
-----------                                                       --------------
Level 1                                                            $         --
Level 2                                                             266,681,769
Level 3                                                                      --
                                                                   ------------
                                                                   $266,681,769
                                                                   ============

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2008 was $39,508,254 and $6,741,988, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $ 4,448,429
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (1,292,491)
================================================================================
Net unrealized appreciation of investment securities                 $ 3,155,938
________________________________________________________________________________
================================================================================
Investments have the same cost for tax and financial statement purposes.

Item 2. Controls and Procedures.

     (a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 29, 2008


By: /s/ Sidney M. Dilgren
    ------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: August 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.